As filed with the Securities and Exchange Commission on September 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

 JULY 31, 2013

Schedule of Investments Neuberger Berman Core Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE† ($000's omitted)z
($000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (31.8%)
8,010	U.S. Treasury Bonds, 6.25%, due 8/15/23	10,645	ØØ
9,020	U.S. Treasury Bonds, 6.88%, due 8/15/25	12,761	ØØ
7,010	U.S. Treasury Bonds, 5.50%, due 8/15/28	8,986	ØØ
5,487	U.S. Treasury Inflation Index Bonds, 0.50%, due 4/15/15	5,640
4,653	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	5,395
673	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	969
9,189	U.S. Treasury Inflation Index Notes, 0.13%, due 4/15/17	9,503
575	U.S. Treasury Notes, 1.00%, due 10/31/16	580
4,675	U.S. Treasury Notes, 0.63%, due 11/30/17	4,568	ØØ
11,495	U.S. Treasury Notes, 3.63%, due 8/15/19	12,771	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $74,317)	71,818

U.S. Government Agency Securities (2.5%)
720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	688	ØØ
1,505	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	1,822	ØØ
470	Federal National Mortgage Association, Notes, 1.50%, due 10/23/19	450
1,610	Federal National Mortgage Association, Notes, 1.55%, due 10/29/19	1,538
1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,129	ØØ
	Total U.S. Government Agency Securities (Cost $5,928)	5,627

Mortgage-Backed Securities (47.4%)

Collateralized Mortgage Obligations (0.9%)
170	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 3.02%, due 9/20/35	140	µ
46	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.41%, due 7/20/36	41	µ
83	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.46%, due 1/25/36	77	µ
22 230	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.43%, due 5/25/32 First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	21 209	µ µ
158	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.78%, due 5/25/35	141	µ
269	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 2.84%, due 3/25/47	220	µ
132	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.92%, due 1/25/37	97	µ
31	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 2.73%, due 5/25/36	23	µ
310	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 2.96%, due 6/25/36	223	µ
439	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.72%, due 6/25/35	400	µ
135	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.31%, due 4/25/47	81	µ
29	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.45%, due 7/25/35	29	µ
257	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.77%, due 1/25/36	188	µ
84	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.40%, due 9/25/46	49	µ
		1,939
Commercial Mortgage-Backed (11.2%)
390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	425
500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	550	ØØ
437	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	451
500	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	547	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	452
1,075	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	1,217	µØØ
3,948	Commercial Mortgage Trust, Ser. 2012-CR2, Class XA, 1.96%, due 8/15/45	456	µØØ
81	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.37%, due 4/15/22	81	ñµ
67	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.68%, due 6/15/39	75	µ
191	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	210
520	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.76%, due 9/15/39	580	µØØ
98	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	106
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,116	ØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.05%, due 2/15/41	286	µ
850	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	942	ØØ
550	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	609	ØØ
1,500	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	1,670	µ
3,430	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.18%, due 1/10/45	429	ñµ
1,100	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	1,217	ØØ
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	1,330	ØØ
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,166	ØØ
630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.81%, due 6/15/49	707	µ
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,375	ØØ
500	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	551	ØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	1,567	µØØ
8,606	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C7, Class XA, 1.76%, due 2/15/46	891	µØØ
3,494	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.48%, due 5/15/46	294	µ
175	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	178
2,981	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.89%, due 12/10/45	351	ñµ
4,974	UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class XA, 1.16%, due 3/10/46	378	ñµ
1,875	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.19%, due 8/10/49	241	ñµ
1,755	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.75%, due 6/15/49	1,969	µØØ
7,474	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.52%, due 3/15/45	649	ñµØØ
2,962	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.27%, due 11/15/45	384	ñµ
3,678	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XA, 0.94%, due 6/15/46	226
5,981	WF-RBS Commercial Mortgage Trust, Ser. 2013-C12, Class XA, 1.53%, due 3/15/48	563	ñµØØ
		25,239
Fannie Mae (19.9%)
3,599	Pass-Through Certificates, 4.00%, due 10/1/31 – 2/1/43	3,744	ØØ,Ø
4,957	Pass-Through Certificates, 4.50%, due 11/1/39 – 5/1/41	5,257	ØØ
3,622	Pass-Through Certificates, 5.00%, due 3/1/21 – 8/1/38	3,906	ØØ
2,241	Pass-Through Certificates, 5.50%, due 5/1/30 – 4/1/40	2,442
2,641	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	2,898
64	Pass-Through Certificates, 8.50%, due 4/1/34	77
4,145	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	4,023	Ø
18,935	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	19,093	Ø
1,990	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	2,069	Ø
1,300	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	1,378	Ø
		44,887
Freddie Mac (15.4%)
343	Pass-Through Certificates, 2.50%, due 4/1/37	365	µ
211	Pass-Through Certificates, 2.61%, due 2/1/37	223	µ
5,655	Pass-Through Certificates, 4.00%, due 9/1/40 – 6/1/42	5,868	ØØ
3,759	Pass-Through Certificates, 4.50%, due 1/1/38 – 7/1/41	3,969	ØØ
709	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	763
2,542	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	2,745	ØØ
73	Pass-Through Certificates, 6.00%, due 12/1/37	80
18	Pass-Through Certificates, 6.50%, due 11/1/25	19
16,230	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	16,329	Ø
4,320	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	4,480	Ø
		34,841
	Total Mortgage-Backed Securities (Cost $105,272)	106,906

Corporate Debt Securities (26.8%)

Aerospace & Defense (0.8%)
905	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	965	ØØ
865	Northrop Grumman Corp., Senior Unsecured Notes, 1.75%, due 6/1/18	848	ØØ
		1,813
Agriculture (0.6%)
845	Imperial Tobacco Finance PLC, Guaranteed Notes, 3.50%, due 2/11/23	800	ñØØ
550	Japan Tobacco, Inc., Senior Unsecured Notes, 2.10%, due 7/23/18	550	ñ
		1,350
Airlines (1.2%)
1,055	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	1,064	ñ
665	American Airlines, Inc., Equipment Trust, Ser. 2013-1, Class A, 4.00%, due 7/15/25	635	ñØØ
630	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2012-02, Class A, 4.00%, due 10/29/24	627	ØØ
490	US Airways, Pass Through Certificates., Ser. 2013-1, Class A, 3.95%, due 11/15/25	468	ØØ
		2,794
Banks (5.8%)
1,320	Bank of America Corp., Senior Unsecured Notes, 1.50%, due 10/9/15	1,323	ØØ
705	Bank of America Corp., Senior Unsecured Notes, 2.00%, due 1/11/18	690	ØØ
375	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/11/23	353	ØØ
690	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	705	ØØ
400	FirstMerit Corp., Subordinated Notes, 4.35%, due 2/4/23	396	ØØ
1,195	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.30%, due 5/3/15	1,236	ØØ
730	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	732
570	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 1/22/23	546	ØØ
540	Huntington National Bank, Senior Unsecured Notes, 1.35%, due 8/2/16	540
855	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, due 3/1/16	899	ØØ
400	JPMorgan Chase & Co., Senior Unsecured Notes, 2.00%, due 8/15/17	401	ØØ
935	JPMorgan Chase & Co., Senior Unsecured Notes, 1.63%, due 5/15/18	904	ØØ
800	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	799	ØØ
1,265	Morgan Stanley, Senior Unsecured Notes, 2.13%, due 4/25/18	1,225	ØØ
810	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	897	ØØ
1,380	Wells Fargo & Co., Unsecured Notes, 1.25%, due 7/20/16	1,380
		13,026
Beverages (0.8%)
805	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.50%, due 7/15/22	756	ØØ
300	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 3.75%, due 7/15/42	265	ØØ
500	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 4.38%, due 5/10/43	429	ØØ
425	Pernod-Ricard SA, Senior Unsecured Notes, 5.50%, due 1/15/42	446	ñØØ
		1,896
Commercial Services (0.7%)
735	ERAC USA Finance LLC, Guaranteed Notes, 2.80%, due 11/1/18	735	ñ
210	ERAC USA Finance LLC, Guaranteed Notes, 7.00%, due 10/15/37	252	ñØØ
540	ERAC USA Finance LLC, Guaranteed Notes, 5.63%, due 3/15/42	551	ñØØ
		1,538
Computers (0.6%)
1,005	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	1,020	ØØ
215	NetApp, Inc., Senior Unsecured Notes, 2.00%, due 12/15/17	211	ØØ
		1,231
Diversified Financial Services (3.2%)
1,015	American Express Co., Senior Unsecured Notes, 1.55%, due 5/22/18	990	ØØ
1,475	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.70%, due 5/9/16	1,461	ØØ
285	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	289	ØØ
390	General Electric Capital Corp., Senior Secured Notes, 1.00%, due 12/11/15	390	ØØ
1,250	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 2.30%, due 4/27/17	1,269	ØØ
1,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 3.15%, due 9/7/22	946	ØØ
485	Jefferies Group LLC, Senior Unsecured Notes, 5.13%, due 4/13/18	515	ØØ
1,450	Nomura Holdings, Inc., Senior Unsecured Medium-Term Notes, 2.00%, due 9/13/16	1,441	ØØ
		7,301
Electric (1.6%)
650	Dominion Resources, Inc., Senior Unsecured Notes, Ser. C, 4.05%, due 9/15/42	581	ØØ
470	Duke Energy Corp., Senior Unsecured Notes, 1.63%, due 8/15/17	466	ØØ
1,365	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,394	ØØ
450	Georgia Power Co., Senior Unsecured Notes, 4.30%, due 3/15/42	420	ØØ
335	Pacific Gas & Electric Co., Senior Unsecured Notes, 4.45%, due 4/15/42	325	ØØ
385	Southern California Edison Co., 1st Mortgage, Ser. 13-A, 3.90%, due 3/15/43	358	ØØ
		3,544
Forest Products & Paper (0.5%)
1,165	Georgia-Pacific LLC, Senior Unsecured Notes, 3.73%, due 7/15/23	1,145	ñ

Healthcare-Products (0.2%)
560	St. Jude Medical, Inc., Senior Unsecured Notes, 4.75%, due 4/15/43	531	ØØ

Healthcare-Services (0.1%)
280	Aetna, Inc., Senior Unsecured Notes, 4.13%, due 11/15/42	250	ØØ

Insurance (1.2%)
490	Berkshire Hathaway Finance Corp., Guaranteed Notes, 4.30%, due 5/15/43	455	ØØ
440	ING US, Inc., Senior Unsecured Notes, 5.70%, due 7/15/43	440	ñ
1,180	Prudential Financial, Inc., Junior Subordinated Notes, 5.88%, due 9/15/42	1,192	µØØ
670	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	621	µØØ
		2,708
Iron - Steel (0.4%)
845	Glencore Funding LLC, Guaranteed Notes, 2.50%, due 1/15/19	776	ñØØ

Media (1.0%)
465	NBCUniversal Media LLC, Guaranteed Notes, 6.40%, due 4/30/40	553	ØØ
645	Time Warner Cable, Inc., Guaranteed Notes, 4.13%, due 2/15/21	621	ØØ
670	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	574	ØØ
445	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	496	ØØ
		2,244
Mining (1.1%)
1,225	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	1,043	ñØØ
865	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 3.88%, due 3/15/23	783	ñØØ
375	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 5.45%, due 3/15/43	326	ñØØ
415	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	415
		2,567
Oil & Gas (2.0%)
1,020	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	1,153	ØØ
675	BP Capital Markets PLC, Guaranteed Notes, 2.75%, due 5/10/23	628	ØØ
775	Petrobras Global Finance BV, Guaranteed Notes, 3.00%, due 1/15/19	720	ØØ
985	Petrobras Global Finance BV, Guaranteed Notes, 4.38%, due 5/20/23	888	ØØ
550	Petroleos Mexicanos, Guaranteed Notes, 3.50%, due 7/18/18	560	ñ
425	Suncor Energy, Inc., Senior Unsecured Notes, 6.50%, due 6/15/38	502	ØØ
		4,451
Pharmaceuticals (0.8%)
265	AbbVie, Inc., Senior Unsecured Notes, 4.40%, due 11/6/42	251	ñØØ
1,500	Express Scripts Holding Co., Guaranteed Notes, 2.65%, due 2/15/17	1,543	ØØ
		1,794
Pipelines (0.8%)
665	Energy Transfer Partners LP, Senior Unsecured Notes, 6.50%, due 2/1/42	731	ØØ
270	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, due 3/15/44	262	ØØ
830	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 2.65%, due 2/1/19	835	Ø
		1,828
Real Estate Investment Trust (1.0%)
850	EPR Properties, Guaranteed Notes, 5.25%, due 7/15/23	831
490	Health Care REIT, Inc., Senior Unsecured Notes, 2.25%, due 3/15/18	484	ØØ
425	Realty Income Corp., Senior Unsecured Notes, 4.65%, due 8/1/23	436
435	Ventas Realty LP/Ventas Capital Corp., Guaranteed Notes, 2.00%, due 2/15/18	426	ØØ
		2,177
Retail (0.5%)
355	Home Depot, Inc., Senior Unsecured Notes, 4.20%, due 4/1/43	336	ØØ
400	Wal-Mart Stores, Inc., Senior Unsecured Notes, 2.55%, due 4/11/23	376	ØØ
535	Wal-Mart Stores, Inc., Senior Unsecured Notes, 4.00%, due 4/11/43	493	ØØ
		1,205
Telecommunications (1.5%)
550	AT&T, Inc., Senior Unsecured Notes, 0.80%, due 12/1/15	549	ØØ
700	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	815	ØØ
1,465	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,641	ØØ
375	Telefonaktiebolaget LM Ericsson, Senior Unsecured Notes, 4.13%, due 5/15/22	371	ØØ
		3,376
Transportation (0.4%)
650	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, due 3/15/43	616	ØØ
335	CSX Corp., Senior Unsecured Notes, 4.10%, due 3/15/44	295	ØØ
		911
	Total Corporate Debt Securities (Cost $61,613)	60,456

Asset-Backed Securities (0.5%)
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.34%, due 8/25/36	183	µ
15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.65%, due 12/25/33	15	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.56%, due 1/25/36	89	µ
419	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.39%, due 4/25/36	361	µ
12	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.45%, due 8/25/35	12	µ
246	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.36%, due 3/25/36	180	µ
38	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.41%, due 4/25/33	38	µ
49	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.35%, due 1/20/36	47	µ
56	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.37%, due 3/20/36	55	µ
142	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.29%, due 7/25/36	52	µ
10	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.24%, due 1/25/35	0	µ
149	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.29%, due 7/25/36	76	µ
9	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.87%, due 3/25/33	8	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.73%, due 3/25/35	7	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.87%, due 1/25/34	4	µ
	Total Asset-Backed Securities (Cost $1,536)	1,127

NUMBER OF SHARES
Short-Term Investments (10.8%)
24,318,683	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $24,319)	24,319	ØØ

	Total Investments (119.8%) (Cost $272,985)	270,253	##

	Liabilities, less cash, receivables and other assets [(19.8%)]	(44,644)	¢¢

	Total Net Assets (100.0%)	$225,609

See Notes to Schedule of Investments

 JULY 31, 2013

Schedule of Investments Neuberger Berman Floating Rate Income Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (87.5%)

Aerospace & Defense (0.8%)
2,378	Sequa Corporation, Term Loan B, 5.25%, due 6/19/17	2,407
1,540	Transdigm Inc., Term Loan C, 3.75%, due 2/28/20	1,546
		3,953
Air Transport (1.7%)
4,945	American Airlines Inc., Term Loan B, 4.75%, due 6/27/19	4,945	¢^^Ñ
2,665	United Air Lines, Inc., Term Loan B, 4.00%, due 4/1/19	2,687
1,248	US Airways, Term Loan B-1, due 5/23/19	1,247	¢^^
		8,879
All Telecom (5.3%)
3,582	Cricket Communications, Inc., Term Loan C, 4.75%, due 3/8/20	3,610
1,516	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	1,533
770	Integra Telecom, Second Lien Term Loan, 9.75%, due 2/21/20	791
5,271	Intelsat Jackson HLDG, Term Loan B-1, 4.25%, due 4/2/18	5,311
5,438	Level 3 Financing Inc., Term Loan B-II, 4.75%, due 8/1/19	5,474
1,600	Level 3 Financing Inc., Term Loan B, 5.25%, due 8/1/19	1,610
3,025	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	3,030
1,610	Syniverse Technologies, Term Loan, 5.00%, due 4/23/19	1,616
1,392	Windstream Corp., Term Loan B-3, 4.00%, due 8/8/19	1,401
2,991	Windstream Corp., Term Loan B-4, 3.50%, due 1/23/20	2,995
		27,371
Automotive (2.1%)
2,799	Allison Transmission, Term Loan B-3, 4.25%, due 8/23/19	2,819
2,452	Chrysler Automotive, Term Loan B, 4.25%, due 5/24/17	2,488
1,257	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/30/19	1,266
1,809	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,842
2,494	TI Group Automotive, Term Loan, 5.50%, due 3/28/19	2,528
		10,943
Beverage & Tobacco (1.0%)
5,065	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	5,115

Building & Development (2.3%)
3,885	American Builders & Co., Inc., Term Loan B, 3.50%, due 4/16/20	3,887
2,386	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	2,402
5,698	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	5,758
		12,047
Business Equipment & Services (6.4%)
2,378	Acosta, Inc., Term Loan D, 5.00%, due 3/2/18	2,399
1,886	Advantage Sales & Marketing, First Lien Term Loan, 4.25%, due 12/18/17	1,892
1,286	Advantage Sales & Marketing, Second Lien Term Loan, 8.25%, due 6/17/18	1,315
1,694	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	1,703
967	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	980	Ñ
2,620	Ceridian Corp., Term Loan, 5.94%, due 5/9/17	2,634
2,078	Emerald Expositions Holdings, Term Loan, 5.50%, due 6/17/20	2,096	¢^^Ñ
1,562	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	1,572
1,575	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	1,622	Ñ
1,836	McJunkin Red Man Corporation, Term Loan, 6.00%, due 11/8/19	1,851
2,974	Monitronics, Term Loan B, 4.25%, due 3/23/18	2,993	¢^^
1,978	Protection One, Term Loan B, 4.25%, due 3/20/19	1,993
1,634	Quintiles Transnational, Term Loan B-2, 4.50%, due 6/8/18	1,644
3,374	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	3,408
2,678	SymphonyIRI Group, Inc., Term Loan, 4.50%, due 12/1/17	2,695	Ñ
895	US Infrastructure, First Lien Term Loan B, due 7/8/20	900	¢^^
1,798	West Corporation, Term Loan B-8, 3.75%, due 6/30/18	1,802
		33,499
Cable & Satellite Television (2.0%)
1,398	Cequel Communications, LLC, Term Loan, 3.50%, due 2/14/19	1,405
3,336	Charter Communications Operating LLC, Term Loan E, 3.00%, due 7/1/20	3,321	¢^^
1,243	Charter Communications Operating LLC, Term Loan F, 3.00%, due 12/31/20	1,237
2,245	UPC Financing Partnership, Term Loan AF, 4.00%, due 1/31/21	2,255
2,215	Weather Channel, Second Lien Term Loan, 7.00%, due 6/26/20	2,265	Ñ
		10,483
Chemicals & Plastics (3.9%)
2,105	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	2,125
2,838	Ineos Holdings, First Lien Term Loan, 4.00%, due 5/4/18	2,831	¢^^
3,710	MacDermid Inc., First Lien Term Loan B, 3.50%, due 6/7/20	3,724
1,100	MacDermid Inc., Second Lien Term Loan B, 7.75%, due 12/7/20	1,111
1,875	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	1,894	Ñ
1,305	OXEA FIN/CY SCA, Second Lien Term Loan, 8.25%, due 7/15/20	1,302
3,488	PQ Corporation, Term Loan, 4.50%, due 8/7/17	3,520
1,597	Taminco Global Chemical, Term Loan B-2, 4.25%, due 2/15/19	1,609
2,218	Univar Inc., Term Loan B, 5.00%, due 6/30/17	2,191
		20,307
Clothing - Textiles (0.4%)
2,098	PVH, Term Loan B, 3.25%, due 2/13/20	2,105

Conglomerates (1.6%)
3,639	BOC Edwards, First Lien Term Loan, 4.75%, due 3/26/20	3,641
2,665	Gardner Denver, Term Loan B, due 7/31/20	2,672	¢^^
1,929	Spectrum Brands, Inc., Term Loan, 4.50%, due 12/17/19	1,946
		8,259
Containers & Glass Products (2.7%)
1,105	Berlin Packaging, Second Lien Term Loan, due 4/2/20	1,116	¢^^Ñ
2,564	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	2,560
1,707	Exopack, Term Loan B, 5.00%, due 5/31/17	1,707
2,155	Pact Group, Term Loan, 3.75%, due 5/29/20	2,155
4,275	Reynolds Group, Term Loan, 4.75%, due 9/28/18	4,318
2,014	Sealed Air Corporation, Term Loan B-1, 4.00%, due 10/3/18	2,039
		13,895
Cosmetics - Toiletries (0.3%)
1,593	Yankee Candle Company, Term Loan, 5.25%, due 4/2/19	1,606

Drugs (0.4%)
2,276	Par Pharmaceutical Companies, Inc., Term Loan B-1, 4.25%, due 9/30/19	2,287

Ecological Services & Equipment (0.5%)
2,372	ADS Waste Holdings, Inc., Term Loan B, 4.25%, due 10/9/19	2,388

Electronics - Electrical (4.2%)
2,279	Arris Group, Term Loan B, 3.50%, due 2/15/20	2,273
5,278	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	5,320
1,346	Epicor Software Corp., Term Loan B, 4.50%, due 5/16/18	1,360
2,164	Freescale Semiconductor, Term Loan B-4, 5.00%, due 3/1/20	2,185
4,674	Go Daddy, Term Loan B-2, 4.25%, due 12/17/18	4,678
1,881	Riverbed Technology, Term Loan, 4.00%, due 12/18/19	1,896
1,478	SkillSoft, Term Loan, 5.00%, due 5/26/17	1,490
2,529	Verint Systems Inc., Term Loan, 4.00%, due 9/6/19	2,538
		21,740
Equipment Leasing (1.8%)
2,050	AWAS Fin Lux 2012 SA, Term Loan B, 3.50%, due 6/13/16	2,054
1,563	AWAS Fin Lux 2012 SA, Term Loan, 3.50%, due 7/16/18	1,571
5,561	International Lease Finance Co, Term Loan, 3.50%, due 6/30/17	5,554	Ñ
		9,179
Financial Intermediaries (9.3%)
2,224	American Capital, Senior Secured Term Loan, 5.50%, due 8/22/16	2,233
4,723	CITCO, Term Loan, 4.25%, due 6/29/18	4,723
4,364	First Data Corporation, Term Loan, 4.19%, due 3/24/17	4,360
3,061	First Data Corporation, Term Loan B, 4.19%, due 9/24/18	3,053	¢^^
1,835	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	1,855	¢^^
1,924	Harbourvest Partners L.P., Term Loan, 4.75%, due 11/21/17	1,936
3,515	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	3,542	Ñ
3,662	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	3,684
4,908	MoneyGram International, Term Loan, 4.25%, due 3/27/20	4,936
2,803	Nuveen Inv., First Lien Term Loan B, 4.19%, due 5/13/17	2,802
295	Nuveen Inv., Second Lien Term Loan B, due 2/28/19	296	¢^^
5,282	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	5,341
2,846	TCW Group, Term Loan, 4.00%, due 2/6/20	2,862
4,966	Walter Investment Mgmt, First Lien Term Loan B, 5.75%, due 11/28/17	4,996
1,810	Walter Investment Mgmt, Term Loan B, 5.75%, due 11/28/17	1,820
		48,439
Food & Drug Retailers (1.2%)
4,554	Rite Aid Corp., Term Loan 6, 4.00%, due 2/21/20	4,582
1,435	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	1,445
		6,027
Food Products (2.7%)
4,218	Del Monte Corp., Term Loan, 4.00%, due 3/8/18	4,216
5,187	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	5,184
4,454	Weight Watchers International, Term Loan B-2, 3.75%, due 4/2/20	4,468
		13,868
Food Service (2.5%)
4,650	Aramark Corporation, Term Loan D, 4.00%, due 9/9/19	4,693
1,763	OSI Restaurant Partners, Term Loan, 3.50%, due 10/28/19	1,770
6,682	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	6,690	¢^^
		13,153
Health Care (6.9%)
2,487	Bausch & Lomb, Term Loan, 4.00%, due 5/18/19	2,486
3,030	Biomet, Inc., Term Loan B-1, 3.94%, due 7/25/17	3,048
2,052	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	2,061
3,065	dj Orthopedics LLC, Term Loan B, 4.75%, due 9/15/17	3,090
2,518	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	2,526
3,511	Immucor, Term Loan B-2, 5.00%, due 8/19/18	3,539
1,472	IMS Health Incorporated, Term Loan B-1, 3.75%, due 9/1/17	1,479
2,668	Kindred Healthcare, Term Loan B-1, due 6/1/18	2,661	¢^^
890	Multiplan, Inc., Term Loan B-1, due 8/26/17	897	¢^^
2,203	Pharmaceutical Product Development, Inc., Term Loan, 4.25%, due 12/5/18	2,219
2,064	Sheridan Healthcare, First Lien Term Loan, 4.50%, due 6/29/18	2,071
2,459	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	2,473
3,282	Valeant Pharmaceuticals, Term Loan B, 3.50%, due 2/13/19	3,309
1,964	Valeant Pharmaceuticals, Term Loan B, due 6/20/20	1,990	¢^^
1,990	VWR International, Inc., Term Loan B-1, 4.19%, due 4/3/17	1,996
		35,845
Home Furnishings (0.4%)
2,182	AOT Bedding Super Holdings, LLC, Term Loan, 5.00%, due 10/1/19	2,196

Industrial Equipment (2.1%)
1,620	Generac Power Systems Inc., Term Loan B, 3.50%, due 5/31/20	1,618
3,857	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	3,843	¢^^
2,411	Husky Injection Molding, Term Loan, 4.50%, due 6/30/18	2,417
2,881	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	2,876
		10,754
Insurance (0.8%)
4,000	Sedgwick Holdings Inc., First Lien Term Loan B, 4.25%, due 6/12/18	4,014
420	Sedgwick Holdings Inc., Second Lien Term Loan B, 8.00%, due 12/12/18	426	Ñ
		4,440
Leisure Goods - Activities - Movies (2.3%)
2,210	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	2,216
1,770	Digital Cinema Implementation, Term Loan, 3.25%, due 5/17/21	1,771
3,826	EMI Publishing, Term Loan B, 4.25%, due 6/29/18	3,848
4,000	Warner Music Group, Term Loan B, due 7/1/20	4,005	¢^^Ñ
		11,840
Lodging & Casinos (5.0%)
1,799	Boyd Gaming Corporation, Term Loan, 6.00%, due 12/17/15	1,800
1,934	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	1,939	¢^^
1,156	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	1,104
1,406	Centaur Acquisition, LLC, First Lien Term Loan, 5.25%, due 2/20/19	1,415
1,980	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,995
1,440	Four Seasons Holdings Inc., First Lien Term Loan, 4.25%, due 6/27/20	1,456	Ñ
640	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	650
2,174	MGM Resorts, Term Loan B, 3.50%, due 12/19/19	2,175
1,640	Mohegan Tribal Gaming, Term Loan A, 5.50%, due 3/31/15	1,640
2,197	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	2,204
4,140	Scientific Games Corp., Term Loan B, due 5/24/20	4,127	¢^^
5,554	Station Casinos, Term Loan B, 5.00%, due 3/2/20	5,602	¢^^
		26,107
Nonferrous Metals - Minerals (1.6%)
1,416	Alpha Natural Resources, Term Loan B, due 5/22/20	1,389	¢^^
2,234	Arch Coal, Term Loan, 5.75%, due 5/16/18	2,216
862	Fairmount Minerals, Ltd., Term Loan B, due 3/15/17	863	¢^^
2,332	FMG Resources, Term Loan, 5.25%, due 10/18/17	2,349
1,540	Walter Energy, Term Loan A, due 4/1/16	1,549	¢^^
		8,366
Oil & Gas (1.7%)
2,618	Everest Acquisition LLC, Term Loan B-3, 3.50%, due 5/24/18	2,617
295	Everest Acquisition LLC, Term Loan B-2, 4.50%, due 4/30/19	297
2,035	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	2,058
1,464	Philadelphia Energy Solution, Term Loan, 6.25%, due 4/4/18	1,453
2,411	Samson Investment Company, Second Lien Term Loan, 6.00%, due 9/25/18	2,439
		8,864
Publishing (1.6%)
1,675	Media General, Term Loan B, due 7/8/20	1,675	¢^^
3,455	Springer Science + Business Media S.A., Term Loan, due 7/23/20	3,406	¢^^
3,468	Tribune Company, Term Loan B, 4.00%, due 12/31/19	3,482
		8,563
Radio & Television (4.0%)
1,385	Clear Channel, Term Loan B, due 1/29/16	1,293	¢^^
3,405	Cumulus Media, First Lien Term Loan, 4.50%, due 9/17/18	3,434
1,177	Cumulus Media, Second Lien Term Loan, 7.50%, due 9/16/19	1,206
3,669	Formula One, Term Loan B, 4.50%, due 4/30/19	3,704	¢^^
1,388	FoxCo Acquisition, Term Loan, 5.50%, due 7/14/17	1,400
4,205	Nine Entertainment, Term Loan B, 3.50%, due 2/5/20	4,205
4,279	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	4,267
1,546	Univision Communications Inc., First Lien Term Loan, 4.50%, due 3/1/20	1,552
		21,061
Retailers (except food & drug) (3.6%)
3,187	99¢ Only Stores, Term Loan B-1, 5.25%, due 1/11/19	3,211
1,891	David's Bridal, Term Loan, 5.00%, due 10/11/19	1,903	¢^^
4,783	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	4,798
3,021	Neiman Marcus Group, Inc., Term Loan, 4.00%, due 5/16/18	3,027
1,895	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	1,882
1,946	Toys R US Delaware Inc., Term Loan, 6.00%, due 9/1/16	1,927
1,894	Toys R US Delaware Inc., Term Loan B-2, 5.25%, due 5/25/18	1,846
		18,594
Steel (0.5%)
2,368	International Mill Services, Inc., Term Loan, 4.75%, due 3/20/19	2,384

Surface Transport (0.7%)
3,915	Avis Budget Car Rental, Term Loan B, 3.00%, due 3/15/19	3,915

Utilities (3.2%)
2,620	Calpine Construction, Term Loan B-1, 3.00%, due 5/3/20	2,598
2,400	Dynegy Holdings Inc., Term Loan B-2, due 4/23/20	2,410	¢^^
2,625	Equipower Resources, Term Loan C, due 12/31/19	2,635	¢^^
3,193	Essential Power, Term Loan, 4.25%, due 8/8/19	3,237	Ñ
2,500	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	2,514
3,046	NRG Energy Inc., Term Loan, 2.75%, due 7/1/18	3,041
		16,435
	Total Bank Loan Obligations (Cost $451,081)	454,907

Corporate Debt Securities (7.9%)

Airlines (0.1%)
510	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	527	ñØØ
Chemicals (1.1%)
1,535	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,569	ØØ
1,680	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,718	ñØØ
1,215	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	1,294	ØØ
1,080	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	1,156	ØØ
		5,737
Consumer - Commercial Lease Financing (0.4%)
1,065	CIT Group, Inc., Senior Unsecured Notes, Ser. C, 5.25%, due 4/1/14	1,086	ñØØ
680	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	752	ñØØ
		1,838
Department Stores (0.2%)
1,285	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	1,243	ØØ

Electronics (0.8%)
685	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	776	ñØØ
3,509	Freescale Semiconductor, Inc., Senior Secured Notes, 5.00%, due 5/15/21	3,386	ñØØ
		4,162
Food (0.4%)
1,950	Hawk Acquisition Sub, Inc., Secured Notes, 4.25%, due 10/15/20	1,872	ñØØ

Health Facilities (1.3%)
1,475	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,505	ØØ
1,815	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,917	ØØ
1,275	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	1,230	ØØ
2,450	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	2,352
		7,004
Media - Broadcast (1.0%)
1,650	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 3/1/21	1,625	ØØ
995	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,062	ñØØ
2,610	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	2,558	ñØØ
		5,245
Media - Cable (0.9%)
2,705	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	2,739	ñØØ
2,160	Unitymedia Hessen GmbH & Co. KG, Senior Secured Notes, 5.50%, due 1/15/23	2,100	ñØØ
		4,839
Packaging (0.8%)
3,991	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	4,061	ØØ

Software - Services (0.5%)
1,490	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,564	ñØØ
840	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	877	ñØØ
		2,441
Support - Services (0.4%)
2,110	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	2,057	ñØØ
	Total Corporate Debt Securities (Cost $40,591)	41,026

NUMBER OF SHARES
Short-Term Investments (11.4%)
34	State Street Institutional Government Money Market Fund Institutional Class	0
59,105,907	State Street Institutional Liquid Reserves Fund Institutional Class	59,106	ØØ
	Total Short-Term Investments (Cost $59,106)	59,106

	Total Investments (106.8%) (Cost $550,778)	555,039	##

	Liabilities, less cash, receivables and other assets [(6.8%)]	(35,164)

	Total Net Assets (100.0%)	$519,875

See Notes to Schedule of Investments

JULY 31, 2013

Schedule of Investments Neuberger Berman High Income Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE† ($000's omitted)z
($000's omitted)

Bank Loan Obligationsµ (5.5%)

All Telecom (0.2%)
6,189	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	6,259

Automotive (0.4%)
12,761	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	12,995

Building & Development (0.3%)
8,987	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	9,083

Business Equipment & Services (0.2%)
7,847	Ceridian Corp., Term Loan, 5.94%, due 5/9/17	7,889

Chemicals & Plastics (0.2%)
5,561	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	5,616

Containers & Glass Products (0.4%)
12,047	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	12,032

Electronics - Electrical (0.1%)
4,918	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	4,958

Financial Intermediaries (0.2%)
6,636	First Data Corp., Term Loan, 4.19%, due 3/24/17	6,629

Health Care (0.8%)
11,781	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	11,836
13,060	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	13,131
		24,967
Industrial Equipment (0.1%)
4,033	Generac Power Systems, Inc., Term Loan, 3.50%, due 5/31/20	4,029

Lodging & Casinos (0.8%)
15,552	Graton Resort & Casino, First Lien Term Loan B, 9.00%, due 8/22/18	16,200
10,940	Scientific Games Corp., Term Loan B, due 5/24/20	10,906	¢^^
		27,106
Oil & Gas (1.1%)
36,194	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	37,068

Radio & Television (0.4%)
8,005	Clear Channel, Term Loan B, due 1/29/16	7,472	¢^^
5,860	Univision Communications, Term Loan, 4.00%, due 3/1/20	5,843	¢^^
		13,315
Retailers (except food & drug) (0.2%)
6,812	Toys R US Delaware, Inc., Term Loan B-2, 5.25%, due 5/25/18	6,639
Utilities (0.1%)
1,648	Dynegy Holdings, Inc., Term Loan B-2, 4.00%, due 4/23/20	1,655
	Total Bank Loan Obligations (Cost $177,084)	180,240

Corporate Debt Securities (91.7%)

Airlines (0.6%)
6,890	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	6,951	ñ
7,865	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	8,121	ñ
274	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-1, 10.40%, due 11/1/16	311
2,787	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	3,184
		18,567
Auto Loans (0.8%)
6,640	General Motors Financial Co, Inc., Senior Unsecured Notes, 2.75%, due 5/15/16	6,615	ñ
3,985	General Motors Financial Co, Inc., Senior Unsecured Notes, 3.25%, due 5/15/18	3,895	ñ
16,705	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	17,520	ñ
		28,030
Auto Parts & Equipment (0.6%)
15,315	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	16,023
2,820	Schaeffler Holding Finance BV, Senior Secured Notes, 6.88%, due 8/15/18	2,877	ñc
		18,900
Automakers (0.6%)
2,670	Ford Motor Co., Senior Unsecured Notes, 8.90%, due 1/15/32	3,497
3,734	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	5,208
9,910	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	10,133
		18,838
Banking (2.1%)
23,200	Ally Financial, Inc., Guaranteed Notes, 3.50%, due 7/18/16	23,376
10,275	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	10,866
13,230	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	14,339	ØØ
16,625	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	19,576
		68,157
Beverages (0.1%)
2,240	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	2,548

Building & Construction (1.1%)
4,565	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	4,291
10,345	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	10,345
8,525	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	8,706
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,533
8,050	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	7,748	ñ
		34,623
Building Materials (1.4%)
2,010	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	2,168
2,685	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	2,896	ñ
4,910	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	5,475
17,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	20,258	ØØ
12,490	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	13,645	ñ
		44,442
Chemicals (3.4%)
5,645	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	6,322
9,065	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	8,974
11,235	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	12,667
3,055	INEOS Group Holdings SA, Guaranteed Notes, 6.13%, due 8/15/18	2,979	ñ
6,715	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	7,152
53,533	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	48,849	ØØ
19,985	PQ Corp., Secured Notes, 8.75%, due 5/1/18	21,084	ñ
4,525	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	4,689	ñ
		112,716
Computer Hardware (0.3%)
10,100	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	10,984

Consumer - Commercial Lease Financing (4.1%)
18,665	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	19,085
2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,284
2,990	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	3,304	ñ
34,720	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	36,413	ñ
8,865	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	9,818
10,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.75%, due 5/15/16	10,538
6,330	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	7,264
8,205	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	9,518
7,600	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	7,400
2,900	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	3,031
3,845	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	4,056
17,515	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	20,799
		133,510
Department Stores (1.2%)
39,706	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	38,416

Electric - Generation (2.7%)
13,735	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	14,902	ñ
3,550	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	3,958
15,845	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 5/15/19	16,717
8,800	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	9,504
15,490	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	17,194
22,895	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	25,185
		87,460
Electric - Integrated (0.6%)
13,535	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	14,922	ñ
4,045	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	4,207
		19,129
Electronics (2.1%)
5,135	Amkor Technology, Inc., Guaranteed Notes, 7.38%, due 5/1/18	5,353
3,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	2,977	ñ
7,290	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	7,254
6,850	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	6,970
5,324	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	5,430	c
6,270	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	7,101	ñ
11,435	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	11,263	ñ
13,275	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	14,387	ñ
7,390	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	7,889
		68,624
Energy - Exploration & Production (10.0%)
12,580	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	13,712
7,400	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	8,029
1,275	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	1,285
5,330	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	5,517
12,350	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	12,319
7,055	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	7,760
41,686	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	47,314
2,285	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	2,513
4,865	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	4,987	ñc
31,732	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	31,097	ØØ
11,135	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	10,996
2,730	Forest Oil Corp., Guaranteed Notes, 7.50%, due 9/15/20	2,655	ñ
26,155	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	24,586	ñ
10,375	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	10,790
19,061	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	19,252
34,168	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	35,193
10,010	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	10,010
2,210	Range Resources Corp., Guaranteed Notes, 8.00%, due 5/15/19	2,387
4,495	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	4,753
2,910	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	2,939
8,540	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	8,540
17,190	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	17,018
17,850	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	18,118
12,205	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	11,961
5,870	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	6,207
6,915	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	7,036
		326,974
Food & Drug Retailers (0.7%)
3,985	Rite Aid Corp., Secured Notes, 10.25%, due 10/15/19	4,513
5,680	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	6,326
11,624	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	13,033
		23,872
Food - Wholesale (0.1%)
2,984	US Foods, Inc., Guaranteed Notes, 8.50%, due 6/30/19	3,178

Gaming (5.5%)
3,580	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	3,571
12,830	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	13,600
9,865	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	11,073	ñ
3,410	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	3,836
24,660	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	27,311
12,460	Mohegan Tribal Gaming Authority, Secured Notes, 10.50%, due 12/15/16	12,460	ñ
39,145	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	38,558	ñ
12,920	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	13,986	ñ
10,465	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	10,962
5,635	PNK Finance Corp., Senior Unsecured Notes, 6.38%, due 8/1/21	5,677	ñØ
7,345	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	7,813	ñ
22,545	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	23,560
2,374	Wynn Las Vegas LLC, Unsecured Notes, 7.88%, due 5/1/20	2,647
6,057	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	6,814
		181,868
Gas Distribution (4.3%)
9,740	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	10,203
6,890	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	6,545
13,885	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	14,753
17,491	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	18,628
10,400	El Paso Corp., Senior Secured Notes, 7.00%, due 6/15/17	11,591
4,130	El Paso Corp., Senior Secured Notes, 7.25%, due 6/1/18	4,697
6,535	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	6,904
5,970	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.75%, due 1/15/32	6,344
16,665	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	18,769
13,775	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	14,464
12,890	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	13,921
2,325	Regency Energy Partners L.P., Guaranteed Notes, 4.50%, due 11/1/23	2,186	ñ
6,201	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	6,697
4,397	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	4,727	ØØ
		140,429
Health Facilities (3.8%)
9,670	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	9,863
5,235	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	5,530
1,590	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,677
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	2,104
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,346
2,245	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, due 8/15/22	2,273
5,050	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	5,239
4,190	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	4,043
8,640	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	9,785
17,330	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	18,197
8,080	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	8,848
13,195	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	14,317
9,625	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	10,299
7,120	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	7,084
6,915	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	6,448	ñ
4,550	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	4,186	ñ
12,420	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	13,755
		124,994
Health Services (0.2%)
1,620	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	1,758
5,675	Envision Healthcare Holdings,Inc., Senior Notes, 9.25%, due 10/1/17	5,795	ñc
		7,553
Investments & Misc. Financial Services (0.9%)
26,625	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	28,123

Leisure (0.6%)
7,620	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	8,401
10,845	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	10,601	ñ
		19,002
Machinery (1.6%)
14,885	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	17,453
8,960	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	9,207
5,335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,602
6,095	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,247
5,280	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	5,702
6,040	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	6,795
		51,006
Managed Care (0.3%)
9,355	MPH Intermediate Holding Co. 2, Senior Unsecured Notes, 8.38%, due 8/1/18	9,554	ñc

Media - Broadcast (3.0%)
5,191	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	5,814
245	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	241
5,545	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	5,531
27,493	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	29,349
23,820	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	24,237	ØØ
4,465	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	5,034	ñ
855	Sirius XM Radio, Inc., Senior Unsecured Notes, 4.25%, due 5/15/20	795	ñ
13,671	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	14,594	ñ
11,255	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	12,408	ñ
		98,003
Media - Cable (5.7%)
7,725	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	8,208
9,015	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,556
2,965	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	3,224
5,365	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 3/15/21	5,150	ñ
2,940	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	2,690
16,850	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	16,176	ñ
20,552	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	21,220	ñ
3,890	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	4,474
1,699	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	1,860
3,025	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	3,063
19,065	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	18,731	ñ
19,040	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	18,707	ñ
22,459	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	23,807
7,090	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	7,072
5,880	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	5,513
5,725	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	5,797	ñ
16,060	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	17,184	ñ
12,711	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	13,823
		186,255
Media - Services (1.0%)
13,565	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	14,311
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,295
11,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	11,720
1,956	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	2,044	ñ
		32,370
Medical Products (1.0%)
4,445	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	4,667
1,945	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 7.75%, due 4/15/18	1,930
3,420	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	3,617
7,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	7,967	ñ
9,815	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	10,821	ñ
5,085	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	5,384
		34,386
Metals - Mining Excluding Steel (2.0%)
11,165	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	11,500
7,248	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	6,215
6,590	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	5,503
8,040	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	7,437	ñ
1,784	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	1,445
10,515	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	8,491
6,595	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	6,743	ñ
1,235	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	1,235	ñ
5,225	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	5,512	ñ
7,965	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	8,144
5,640	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	4,583	ñ
		66,808
Packaging (4.4%)
45,040	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	52,697
2,660	BOE Intermediate Holding Corp., Senior Unsecured Notes, 9.00%, due 11/1/17	2,713	ñc
6,648	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	7,512
1,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.50%, due 5/15/18	1,607
15,330	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.00%, due 4/15/19	15,943
28,100	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	30,348
18,570	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	20,427	ØØ
4,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	4,625
7,560	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	8,042
		143,914
Pharmaceuticals (2.8%)
6,370	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	6,657
4,445	Jaguar Holding Co., Senior Unsecured Notes, 9.38%, due 10/15/17	4,767	ñc
9,995	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	11,344	ñ
3,880	Sky Growth Acquisition Corp., Guaranteed Notes, 7.38%, due 10/15/20	4,035	ñ
3,965	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	4,104	ñ
11,290	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	11,911	ñ
3,831	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	4,032	ñ
37,442	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	38,659	ñ
6,370	VPII Escrow Corp., Senior Unsecured Notes, 6.75%, due 8/15/18	6,720	ñ
		92,229
Printing & Publishing (3.8%)
9,540	Gannett Co, Inc., Guaranteed Notes, 5.13%, due 7/15/20	9,516	ñ
3,590	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	3,814
21,955	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	23,437
12,730	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	13,717
30,940	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	34,189
24,930	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	26,738
11,980	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	12,938
		124,349
Real Estate Dev. & Mgt. (0.2%)
5,310	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	5,934	ñ

Software - Services (4.0%)
7,519	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	7,481
9,060	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	9,513	ñ
7,655	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	7,990	ñ
20,575	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	21,295	ñ
21,257	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	23,303
10,895	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	11,059	ñ
1,260	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	1,203	ñ
16,325	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	17,713	ñ
3,845	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	4,076
18,105	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	18,784
3,805	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	4,128	ØØ
5,580	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	6,026
		132,571
Specialty Retail (1.8%)
3,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,713
7,410	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	7,484	ñc
5,295	Party City Holdings, Inc., Senior Unsecured Notes, 8.88%, due 8/1/20	5,798	ñ
21,500	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	22,737
18,550	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	19,593
		59,325
Steel Producers - Products (1.1%)
8,015	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	8,416
27,614	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	27,648
		36,064
Support - Services (2.1%)
5,885	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	6,209
8,560	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	9,480
4,750	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	5,148
10,795	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	10,201
7,010	Knowledge Universe Education LLC, Guaranteed Notes, 7.75%, due 2/1/15	6,730	ñ
15,400	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	15,053
3,475	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	3,236
630	United Rental N.A., Senior Secured Notes, 10.25%, due 11/15/19	715
3,240	United Rental N.A., Inc., Guaranteed Notes, 8.38%, due 9/15/20	3,572
8,660	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	9,678
		70,022
Telecom - Integrated Services (7.3%)
3,942	CenturyLink, Inc., Senior Unsecured Notes, Ser. N, 6.00%, due 4/1/17	4,297
8,870	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	9,047
13,220	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	13,947
28,042	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	27,341	ØØ
2,760	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	3,202
5,380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	5,434
7,365	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	7,825
5,495	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	6,065
20,475	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	19,656	ñ
8,835	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	9,299	ñ
5,920	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	6,364	ñ
2,830	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/1/19	3,049
9,500	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	10,260
2,910	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	3,230
16,205	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	17,582
12,825	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	14,107
3,600	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	3,735
8,630	Qwest Corp., Senior Unsecured Notes, 6.88%, due 9/15/33	8,522
2,085	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	2,085
35,830	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	40,130
3,000	Windstream Corp., Guaranteed Notes, 8.13%, due 9/1/18	3,195
4,625	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	4,926
12,290	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	12,659
5,405	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	5,135
		241,092
Telecom - Wireless (1.8%)
8,880	MetroPCS Wireless, Inc., Guaranteed Notes, 6.25%, due 4/1/21	9,058	ñ
5,660	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 4/1/23	5,773	ñ
3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	3,998
13,025	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	11,983
11,735	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	12,380
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,615	ñ
3,135	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	3,304
3,755	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 6.00%, due 5/15/17	3,830	ñ
		58,941
	Total Corporate Debt Securities (Cost $2,909,565)	3,003,760

NUMBER OF SHARES
Short-Term Investments (2.3%)
76,142,866	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $76,143)	76,143

	Total Investments (99.5%) (Cost $3,162,792)	3,260,143	##

	Cash, receivables and other assets, less liabilities (0.5%)	17,359

	Total Net Assets (100.0%)	$3,277,502

See Notes to Schedule of Investments

 JULY 31, 2013

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		SECURITY	VALUE†
($000's omitted)			($000's omitted)z
Municipal Notes (97.3%)

Arizona (1.2%)
	705	Arizona St. Cert. of Participation Ref. (Dept. Administration), Ser. 2013-B, 5.00%, due 10/1/21	797
	1,000	Phoenix Civic Imp. Corp. Wastewater Sys. Jr. Lien Ref. Rev., Ser. 2011, 2.00%, due 7/1/18	1,010
			1,807
Arkansas (0.9%)
	1,470	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,469

California (9.4%)
	675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	744
	2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	1,888	µß
	795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	823
	1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,562
	200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	201
	300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	299
	705	Oakland G.O. Ref., Ser. 2012, 5.00%, due 1/15/20	801
	500	Orange Co. Trans. Au. Toll Road Sr. Lien Rev. (91 Express Lanes), Ser. 2013, 5.00%, due 8/15/21	575	Ø
	625	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	615
	900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	992
	705	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	762	ñ
	1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,686
	740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	413
	645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	336
	1,090	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 2.63%, due 6/1/21	1,034
	1,000	St. Helena Unified Sch. Dist. G.O. Cap. Appreciation (Election 2012), Ser. 2013-A1, 0.00%, due 8/1/27	609
	1,000	Turlock Irrigation Dist. Ref. Rev. (First Priority), Ser. 2011, 5.00%, due 1/1/19	1,138
			14,478
Colorado (2.4%)
	1,000	Commerce City No. Infrastructure Gen. Imp. Dist. G.O., Ser. 2013, (AGM Insured), 5.00%, due 12/1/24	1,109
	730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	771
	275	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 4.00%, due 7/1/18	300
	450	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 4.00%, due 7/1/19	490
	475	No. Colorado Wtr. Conservancy Dist. Cert. of Participation, Ser. 2012, 3.00%, due 7/1/20	481
	500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	502
			3,653
District of Columbia (2.0%)
	1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,101	ß
	355	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 4.00%, due 10/1/19	381	ß
	460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	513	ß
	350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	387	ß
	505	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 2.15%, due 6/1/15	500	ß
	165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	181	ß
			3,063
Florida (11.0%)
	1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,069
	2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,515	ØØ
	1,495	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,608	ØØ
	1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,429	µ
	1,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,049
	1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,118
	1,000	Orange Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/19	1,136
	1,000	Palm Beach Co. G.O. Ref. (Rec. & Cultural Facs.), Ser. 2010, 5.00%, due 7/1/20	1,172
	750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	729
	1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,334	ß
	1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,663	ß
	2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,104	ØØ
			16,926
Georgia (2.7%)
	1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,831	ß
	1,000	Georgia St. G.O. Ref., Ser. 2013-C, 4.00%, due 10/1/22	1,110
	1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,183
			4,124
Illinois (6.2%)
	2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,189
	1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,125
	1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,289
	200	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	205
	1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,697
	1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30	1,035
	750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O. Cap. Appreciation, Ser. 2011-B, 0.00%, due 2/1/25	424
	1,500	Illinois St. G.O. Ref., Ser. 2010, (AGM Insured), 5.00%, due 1/1/15	1,585
			9,549
Indiana (3.8%)
	1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,074
	500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	479	ß
	1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,869
	940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,046
	1,280	Indiana St. Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,462
			5,930
Kansas (0.5%)
	720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	756	ß

Louisiana (2.8%)
	1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,344
	1,600	Louisiana St. Pub. Facs. Au. Rev. (Air Prods. & Chemicals, Inc. Proj.), Ser. 2008-C, 0.04%, due 12/1/43	1,600	µß
	795	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	808
	570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	599
			4,351
Maryland (0.6%)
	1,000	Maryland St. G.O. (St. & Local Facs. Loan), Ser. 2012-B, 3.00%, due 3/15/23	1,006

Massachusetts (1.3%)
	460	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	498
	500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	544	ß
	1,000	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Northeastern Univ.), Ser. 2008-T3, 2.70%, due 10/1/37 Putable 2/20/14	1,010	µß
			2,052
Michigan (0.9%)
	350	Forest Hills Pub. Schs. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	370
	100	L'Anse Creuse Pub. Sch. G.O. (Sch. Bldg. & Site), Ser. 2008, (LOC: JPMorgan Chase Bank N.A.), 0.12%, due 5/1/35	100	µ
	900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F-4, 1.95%, due 11/15/47 Putable 4/1/20	862	µß
			1,332
Minnesota (0.6%)
	755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	886

Mississippi (2.5%)
	1,330	Lamar Co. Sch. Dist. Ref. G.O., Ser. 2013, 2.63%, due 6/1/19	1,370
	1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,159
	1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,371
			3,900
Missouri (0.4%)
	750	Missouri St. Dev. Fin. Board Infrastructure Facs. Rev. (St. Joseph Swr. Sys. Imp.), Ser. 2012-C, 3.25%, due 11/1/24	664

Nebraska (0.6%)
	870	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	963

Nevada (0.5%)
	750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	822

New Jersey (7.0%)
	305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	344
	1,000	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	1,080
	755	Morristown Parking Au. Rev., Ser. 2011, 4.00%, due 8/1/18	815
	1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,170
	2,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	2,268
	1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,178
	2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,327
	360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	371
	370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	374
	375	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/22	400
	395	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	418
			10,745
New Mexico (0.5%)
	750	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	814
New York (5.5%)
	1,630	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	1,745
	1,850	New York G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,150	ØØ
	1,500	New York St. Dorm. Au. Rev. (St. Personal Income Tax), Ser. 2012-D, 3.00%, due 2/15/21	1,552
	50	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	51
	750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	872
	1,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	1,053
	1,000	Suffolk Co. Wtr. Au. Ref. Rev., Ser. 2012, 4.00%, due 6/1/24	1,063
			8,486
North Carolina (1.7%)
	1,500	North Carolina Muni. Pwr. Agcy. Number 1 Rev. (Catawba Elec.), Ser. 2012-A, 3.00%, due 1/1/16	1,570
	650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	767
	295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	330	ß
			2,667
Ohio (2.9%)
	2,000	Kent St. Univ. Rev. Gen. Receipts, Ser. 2012-A, 3.50%, due 5/1/27	1,798
	450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	426
	900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	836
	400	Lorain G.O., Ser. 2013, (AGM Insured), 4.00%, due 12/1/29	368
	1,000	Ohio St. Adult Correctional Cap. Fac. Ref. Rev. (Lease Appropriation Bldg. Fund), Ser. 2012-A, 5.00%, due 4/1/21	1,124
			4,552
Oregon (0.4%)
	625	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	639

Pennsylvania (3.1%)
	1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	971
	1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,314
	340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	372	ß
	1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	2,096
			4,753
Puerto Rico (1.5%)
	800	Puerto Rico Commonwealth Gov't Dev. Bank, Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	809
	500	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2010-XX, 5.25%, due 7/1/27	452
	500	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Fin. Au. Ref. Rev. (Int'l American Univ. Proj.), Ser. 2012, 4.00%, due 10/1/14	512	ß
	600	Puerto Rico Pub. Bldg. Au. Rev. (Unrefunded Bal. Gov't Fac.), Ser. 2002-C, 5.75%, due 7/1/20	610
			2,383
Rhode Island (1.7%)
	1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,289
	1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,268
			2,557
South Carolina (5.8%)
	870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,023
	1,140	Rock Hill Ltd. Oblig. Rev. (Hosp. Fee Pledge), Ser. 2013, 5.00%, due 4/1/22	1,286
	1,195	Rock Hill Ltd. Oblig. Rev. (Hosp. Fee Pledge), Ser. 2013, 5.00%, due 4/1/23	1,342
	2,700	South Carolina Ed. Facs. Au. Rev. (Furman Univ.), Ser. 2006-B, (LOC: Wells Fargo Bank N.A.), 0.08%, due 10/1/39	2,700	µß
	2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,594	ØØ
			8,945
Tennessee (3.1%)
	1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,018
	1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board, Ser. 2012, 5.00%, due 11/1/26	1,042	ß
	1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,683
			4,743
Texas (8.3%)
	1,000	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	1,109
	750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	828
	705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	774
	1,085	Dallas Co. Sch. G.O. (Pub. Prop. Fin. Contractual Oblig.), Ser. 2012-A, 4.00%, due 12/1/18	1,212
	460	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	491
	420	El Paso Independent Sch. Dist. Ref. G.O., Ser. 2011, 4.00%, due 8/15/26	430
	250	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	251
	500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/25	428
	500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	417
	225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	260	ß
	400	Harris-Montgomery Cos. Muni. Utils. (Dist. Number 386) G.O., Ser. 2012, (AGM Insured), 3.00%, due 9/1/24	355
	1,110	Houston Hotel Occupancy Tax & Spec. Ref. Rev. (Convention & Entertainment Facs.), Ser. 2012, 5.00%, due 9/1/28	1,112
	1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,237
	2,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	2,114
	375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	402
	555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	597
	415	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/17	465
	245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	278
			12,760
Utah (1.7%)
	2,600	Murray City Hosp. Rev. (IHC Hlth. Svcs., Inc.), Ser. 2005-C, (LOC: Northern Trust Co.), 0.05%, due 5/15/37	2,600	µß

Virginia (3.3%)
	1,200	Newport News Ref. G.O., Ser. 2011-B, 4.00%, due 7/1/19	1,344
	2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	1,965
	1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,724
			5,033
Washington (0.5%)
	795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	818

		Total Investments (97.3%) (Cost $151,171)	150,226	##
		Cash, receivables and other assets, less liabilities (2.7%)	4,183
		Total Net Assets (100.0%)	$154,409

See Notes to Schedule of Investments

JULY 31, 2013

Schedule of Investments Neuberger Berman New York Municipal Income Fund
(Unaudited)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		($000's omitted)z

Municipal Notes (99.4%)

New York (97.8%)
1,425	Addison Central Sch. Dist. Ref. G.O., Ser. 2012, 5.00%, due 6/1/19	1,656
1,100	Albany IDA (Research Foundation St. Univ. New York Proj.), Ser. 2002-A, 0.22%, due 7/1/32	1,100	µß
2,000	Brookhaven G.O. (Pub. Imp.), Ser. 2013-A, 3.00%, due 9/15/27	1,772
1,360	Cayuga Co. G.O., Ser. 2013-A, (BAM Insured), 2.50%, due 2/1/23	1,253
1,380	Cayuga Co. G.O., Ser. 2013-A, (BAM Insured), 2.75%, due 2/1/26	1,190
525	East Moriches Union Free Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 3.00%, due 7/1/18	544
385	East Moriches Union Free Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 3.00%, due 7/1/19	394
2,000	Erie Co. IDA Sch. Fac. Rev. (City Sch. Dist. Buffalo Proj.), Ser. 2007-A, (AGM Insured), 5.75%, due 5/1/25	2,212
300	Genesee Valley Central Sch. Dist. Ref. G.O. (Sch. Dist. at Angelica-Belmont), Ser. 2012, (AGM Insured), 3.00%, due 6/15/14	306
295	Genesee Valley Central Sch. Dist. Ref. G.O. (Sch. Dist. at Angelica-Belmont), Ser. 2012, (AGM Insured), 4.00%, due 6/15/15	310
1,090	Geneva City Sch. Dist. Ref. G.O., Ser. 2012, 3.00%, due 6/15/14	1,113
1,000	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	1,065
750	Ithaca Ref. G.O., Ser. 2012-A, 3.00%, due 1/15/16	783
250	Ithaca Ref. G.O., Ser. 2012-B, 3.00%, due 8/1/15	261
1,310	Jamestown City Sch. Dist. Ref. G.O., Ser. 2012, 4.00%, due 11/1/19	1,432
335	Johnson City Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 5.00%, due 6/15/22	375
400	Johnson City Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 5.00%, due 6/15/26	434
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33	554
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,772
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,330
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	361	ß
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	384
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	526
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	391
480	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/20	531
165	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.40%, due 5/1/14	169
330	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.45%, due 11/1/14	342
340	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.60%, due 5/1/15	357
350	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.65%, due 11/1/15	372
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,125
1,125	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2012-GG, 5.00%, due 6/15/17	1,238
400	New York City Trust for Cultural Res. Ref. Rev. (American Museum of Natural History), Ser. 2008-A2, (LOC: JP Morgan Chase Bank N.A.), 0.05%, due 4/1/27	400	µß
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,206
3,540	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	3,553
1,140	New York St. Dorm. Au. Rev. (Upstate Comm. Colleges), Ser. 2004, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/15	1,189
130	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys. Oblig. Group), Ser. 2012-A, 2.00%, due 7/1/14	130	ß
340	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys. Oblig. Group), Ser. 2012-A, 3.00%, due 7/1/15	343	ß
300	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys. Oblig. Group), Ser. 2012-A, 3.00%, due 7/1/16	303	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	558	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	583	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,245	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,284
150	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2009-B, 4.25%, due 5/1/39	129	ß
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	223	ß
735	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2012-A, 3.00%, due 4/1/14	747
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2012-A, 4.00%, due 10/1/14	520
100	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Lawrence Lewis), Ser. 2007, (AGM Insured), 4.00%, due 8/15/18	106	ß
110	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Lawrence Lewis), Ser. 2007, (AGM Insured), 4.13%, due 8/15/20	115	ß
100	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Lawrence Lewis), Ser. 2007, (AGM Insured), 4.25%, due 8/15/21	104	ß
2,305	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19	2,565	ß
3,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev. Ref. (Gen. Purp. Bonds), Ser. 2012-A, 5.00%, due 12/15/29	3,220
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	1,673
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,100
2,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental. Hlth. Svcs. Fac. Imp.), Ser. 2005-A, (AMBAC Insured), 5.00%, due 2/15/19	2,646
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental. Hlth. Svcs. Fac. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,674
500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A, 2.75%, due 7/1/17	508	ß
1,500	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,724
1,000	New York St. Env. Facs. Corp. Rev. (United Wtr. New Rochelle), Ser. 2010-A, 4.88%, due 9/1/40	959	ß
2,000	New York St. G.O., Ser. 2008-E-1, 6.25%, due 10/15/28	2,328
905	New York St. G.O., Ser. 2013-G, 5.00%, due 8/1/21	1,056
90	New York St. G.O. (Unrefunded Bal.), Ser. 2002-C, 5.50%, due 8/1/14	90
1,000	New York St. Urban. Dev. Corp. Rev. Ref., Ser. 2008-D, 5.00%, due 1/1/15	1,064
350	North Syracuse Central Sch. Dist. Ref. G.O., Ser. 2012-B, 5.00%, due 6/15/19	404
300	North Syracuse Central Sch. Dist. Ref. G.O., Ser. 2012-B, 5.00%, due 6/15/21	347
1,000	Oneida Co. Ref. G.O. (Pub. Imp.), Ser. 2013, 5.00%, due 4/1/20	1,150
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	756	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	705	ß
250	Otego-Unadilla Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 3.00%, due 6/15/19	257
250	Otego-Unadilla Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 4.00%, due 6/15/20	268
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	586
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	786
310	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/15/22	311
1,205	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/15/23	1,209
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,629
		68,405
Puerto Rico (1.6%)
500	Puerto Rico Commonwealth Gov't Dev. Bank Rev. Ref., Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	505
700	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2010-XX, 5.25%, due 7/1/27	633
		1,138
	Total Investments (99.4%) (Cost $69,327)	69,543	##

	Cash, receivables and other assets, less liabilities (0.6%)	453

	Total Net Assets (100.0%)	$69,996

See Notes to Schedule of Investments

 JULY 31, 2013

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(Unaudited)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.6%)
2,190	U.S. Treasury Notes, 0.25%, due 11/30/14 & 4/15/16	2,187
610	U.S. Treasury Notes, 0.38%, due 3/15/15	611
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,800)	2,798

Mortgage-Backed Securities (32.8%)

Adjustable Mixed Balance (3.3%)
814	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.69%, due 5/25/34	796	µ
1,194	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.71%, due 11/25/35	1,084	µ
121	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.32%, due 6/19/34	119	µ
		1,999
Commercial Mortgage-Backed (15.9%)
7	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	7
98	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.33%, due 1/15/46	100	µ
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,025
643	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.80%, due 6/15/38	707	µ
54	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	54
594	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	603
1,500	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,632
700	GS Mortgage Securities Trust, Ser. 2013-GC13, Class A1, 1.21%, due 7/10/46	700
549	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2011-C3, Class A1, 1.87%, due 2/15/46	552	ñ
1,800	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,806
448	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	456	ñ
171	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class A1, 2.18%, due 7/15/49	172
45	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3, 5.31%, due 12/15/44	45	µ
1,259	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,353
490	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	498	ñ
		9,710
Mortgage-Backed Non-Agency (3.4%)
445	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	476	ñ
1,236	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,333	ñ
251	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	268	ñ
		2,077
Fannie Mae (5.1%)
960	Pass-Through Certificates, 3.50%, due 10/1/25	1,007
1,481	Pass-Through Certificates, 3.00%, due 9/1/27	1,526
556	Pass-Through Certificates, 4.50%, due 4/1/39	589
		3,122
Freddie Mac (5.1%)
3	ARM Certificates, 1.75%, due 1/1/17	3	µ
960	Pass-Through Certificates, 3.50%, due 5/1/26	1,004
1,268	Pass-Through Certificates, 3.00%, due 1/1/27	1,304
777	Pass-Through Certificates, 4.50%, due 11/1/39	820
		3,131
Government National Mortgage Association (0.0%)
1	Pass-Through Certificates, 12.00%, due 3/15/14	1
	Total Mortgage-Backed Securities (Cost $20,342)	20,040

Corporate Debt Securities (44.8%)

Auto Manufacturers (1.0%)
590	Daimler Finance N.A. LLC, Guaranteed Notes, 1.65%, due 4/10/15	596	ñ

Banks (14.8%)
305	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	305
360	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	378
835	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	853
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	397
1,670	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.88%, due 3/20/15	1,693	ØØ
745	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	774
155	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	155
1,330	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	1,346
470	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	466
1,265	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	1,281
555	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	558
820	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	824
		9,030
Beverages (2.4%)
1,390	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	1,390	ØØ
80	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	80	ñ
		1,470
Commercial Services (0.8%)
405	ERAC USA Finance LLC, Guaranteed Notes, 2.25%, due 1/10/14	408	ñ
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	89	ñ
		497
Computers (3.0%)
425	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	431
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,409	ØØ
		1,840
Diversified Financial Services (7.5%)
540	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	542	ñ
510	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.65%, due 4/1/14	514
280	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.13%, due 12/15/14	282
405	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	422	ØØ
455	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	465
530	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	529
390	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	392
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	415	ñ
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	492
525	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	529
		4,582
Food (0.3%)
170	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	173

Insurance (0.9%)
545	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	548

Internet (0.7%)
405	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	404

Media (3.0%)
995	DIRECTV Holdings LLC, Guaranteed Notes, 4.75%, due 10/1/14	1,039
800	NBC Universal Media LLC, Guaranteed Notes, 2.10%, due 4/1/14	809
		1,848
Mining (1.0%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	363
240	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	240
		603
Oil & Gas (2.0%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	675
200	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	199
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	190
155	Petrobras Global Finance BV, Guaranteed Notes, 2.00%, due 5/20/16	153
		1,217
Pharmaceuticals (4.5%)
1,050	AbbVie, Inc., Guaranteed Notes, 1.20%, due 11/6/15	1,054	ØØñ
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	422
165	McKesson Corp., Senior Unsecured Notes, 0.95%, due 12/4/15	165
300	Mylan, Inc., Senior Unsecured Notes, 1.80%, due 6/24/16	300	ñ
675	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	703
75	Zoetis, Inc., Senior Unsecured Notes, 1.15%, due 2/1/16	75	ñ
		2,719
Pipelines (0.7%)
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	216
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	241
		457
Retail (1.0%)
625	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	636

Telecommunications (1.2%)
570	AT&T, Inc., Senior Unsecured Notes, 0.88%, due 2/13/15	571
165	AT&T, Inc., Senior Unsecured Notes, 0.90%, due 2/12/16	165
		736
	Total Corporate Debt Securities (Cost $27,167)	27,356

Asset-Backed Securities (14.4%)
19	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	19
90	Ally Auto Receivables Trust, Ser. 2011-1, Class A3, 1.38%, due 1/15/15	90
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.43%, due 5/15/20	2,069	µ
1,200	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.29%, due 4/24/17	1,199	µ
210	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	210
376	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	377
794	Mercedes-Benz Auto Receivables Trust, Ser. 2012-1, Class A2, 0.37%, due 3/16/15	794
195	Mercedes-Benz Auto Receivables Trust, Ser. 2011-1, Class A3, 0.85%, due 3/16/15	195
977	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	977	ØØ
731	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.42%, due 1/25/21	729	µ
1,416	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.35%, due 4/25/23	1,409	µ
812	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.36%, due 6/25/36	712	µ
	Total Asset-Backed Securities (Cost $8,875)	8,780

Short-Term Investments (3.2%)

NUMBER OF SHARES
Money Market Fund (3.2%)
1,963,803	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,964)	1,964

	Total Investments (99.8%) (Cost $61,148)	60,938	##

	Cash, receivables and other assets, less liabilities (0.2%)	106	¢¢

	Total Net Assets (100.0%)	$61,044

See Notes to Schedule of Investments

 JULY 31, 2013

Schedule of Investments Neuberger Berman Short Duration High Income Fund
(Unaudited)

PRINCIPAL AMOUNT ($000's omitted)		VALUE† ($000's omitted)z

Bank Loan Obligationsµ (9.4%)

Air Transport (0.3%)
253	Delta Airlines, Term Loan B, 4.25%, due 4/20/17	255

All Telecom (0.8%)
144	Cricket Communications, Inc., Term Loan B, 4.75%, due 10/10/19	145
410	Cricket Communications, Inc., Term Loan C, 4.75%, due 3/8/20	413
200	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	202
		760
Automotive (0.6%)
190	Chrysler Automotive, Term Loan B, 4.25%, due 5/24/17	192
399	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	407
		599
Building & Development (0.6%)
603	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	610

Business Equipment & Services (0.6%)
603	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	607

Chemicals & Plastics (0.5%)
200	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	201
269	PQ Corporation, Term Loan, 4.50%, due 8/7/17	272
		473
Containers & Glass Products (0.4%)
409	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	408

Electronics - Electrical (0.4%)
408	Arris Group, Term Loan B, 3.50%, due 2/15/20	407

Financial Intermediaries (0.9%)
255	First Data Corp., Term Loan, 4.19%, due 3/24/17	255
620	First Data Corp., First Lien Term Loan, 4.19%, due 3/23/18	618
		873
Food & Drug Retailers (0.4%)
55	Rite Aid Corp., Second Lien Term Loan, 5.75%, due 8/21/20	57
380	Rite Aid Corp., Second Lien Term Loan, 4.88%, due 6/21/21	382
		439
Leisure Goods - Activities - Movies (0.3%)
265	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	266	Ñ

Lodging & Casinos (1.7%)
402	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	405
600	Scientific Games Corp., Term Loan B, due 5/24/20	598	¢^^
618	Station Casinos, Term Loan B, 5.00%, due 3/2/20	624
		1,627
Nonferrous Metals - Minerals (0.4%)
354	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	347

Oil & Gas (0.9%)
825	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	845

Radio & Television (0.4%)
214	Cumulus Media, First Lien Term Loan, 4.50%, due 9/17/18	216
204	Univision Communications, Inc., Term Loan, 4.00%, due 3/1/20	204
		420
Retailers (except food & drug) (0.2%)
168	Toys R US Delaware, Inc., Term Loan, 6.00%, due 9/1/16	166
	Total Bank Loan Obligations (Cost $9,086)	9,102

Corporate Debt Securities (86.2%)

Aerospace & Defense (0.2%)
195	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	202	ñ
Airlines (0.9%)
845	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	873	ñ
Auto Loans (1.2%)
235	General Motors Financial Co., Inc., Senior Unsecured Notes, 2.75%, due 5/15/16	234	ñ
140	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.25%, due 5/15/18	137	ñ
705	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	739	ñ
		1,110
Auto Parts & Equipment (0.4%)
390	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	408
Banking (2.8%)
620	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	640	ØØ
795	Ally Financial, Inc., Guaranteed Notes, 3.13%, due 1/15/16	797
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,248
		2,685
Beverages (0.8%)
25	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	28
640	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	730
		758
Building & Construction (2.8%)
65	Lennar Corp., Guaranteed Notes, Ser. B, 5.60%, due 5/31/15	69
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,241
305	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	294	ñ
120	Ryland Group Inc., Guaranteed Notes, 8.40%, due 5/15/17	139
505	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	555
280	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	337
80	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	93
		2,728
Building Materials (2.0%)
185	Associated Materials LLC/AMH New Finance, Inc., Senior Secured Notes, 9.13%, due 11/1/17	200
440	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	491
175	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	186	ñ
925	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	1,010	ñ
		1,887
Chemicals (1.9%)
400	Ashland, Inc., Senior Unsecured Notes, 3.00%, due 3/15/16	405	ñ
515	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	577
450	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	479
350	PQ Corp., Secured Notes, 8.75%, due 5/1/18	369	ñ
		1,830
Consumer - Commercial Lease Financing (5.8%)
688	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	713	ñ
80	CIT Group, Inc., Senior Unsecured Notes, 4.75%, due 2/15/15	83	ñ
990	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	1,044	ØØ
960	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	981
325	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	333
900	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	997
250	Int'l Lease Finance Corp., Senior Secured Notes, 6.75%, due 9/1/16	275	ñ
1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,165
		5,591
Department Stores (0.8%)
830	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	803

Electric - Generation (3.3%)
1,066	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	1,157	ñ
1,425	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,589
400	NRG Energy, Inc., Guaranteed Notes, 8.50%, due 6/15/19	432
		3,178
Electric - Integrated (0.4%)
365	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	402	ñ

Electronics (2.3%)
375	Amkor Technology, Inc., Guaranteed Notes, 7.38%, due 5/1/18	391
365	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	371
200	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	227	ñ
1,140	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	1,235	ñ
		2,224
Energy - Exploration & Production (7.7%)
765	Chesapeake Energy Corp., Guaranteed Notes, 3.25%, due 3/15/16	763
935	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,019
715	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	787
710	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	806
125	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	134
198	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	203	ñc
595	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	583
710	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	701
1,300	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,352
740	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	777
280	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	296
		7,421
Food & Drug Retailers (0.6%)
530	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	594

Gaming (4.8%)
90	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	90
1,120	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	1,187
1,130	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	1,246
385	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	433
70	Mohegan Tribal Gaming Authority, Secured Notes, 11.50%, due 11/1/17	79	ñ
225	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	244	ñ
505	Pinnacle Entertainment, Inc., Guaranteed Notes, 8.63%, due 8/1/17	527
225	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	239	ñ
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	235
315	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	354
		4,634
Gas Distribution (3.0%)
755	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	789
295	El Paso Corp., Senior Secured Notes, 7.00%, due 6/15/17	329
380	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	399
81	Kinder Morgan Finance Co., Senior Secured Notes, 5.70%, due 1/5/16	88
295	Southern Star Central Corp., Senior Unsecured Notes, 6.75%, due 3/1/16	298
935	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	1,010
		2,913
Health Facilities (4.3%)
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	459
350	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	370
210	DaVita HealthCare Partners, Inc., Guaranteed Notes, 6.63%, due 11/1/20	224
980	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	1,061	ØØ
250	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	283
185	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	194
1,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	1,095
180	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	200
280	Universal Health Services, Inc., Senior Secured Notes, 7.13%, due 6/30/16	312
		4,198
Health Services (0.7%)
245	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	266
388	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	416
		682
Investments & Misc. Financial Services (1.8%)
1,690	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	1,785

Leisure (1.6%)
895	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	987
530	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	593
		1,580
Machinery (1.3%)
670	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	786
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	72
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	218
125	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	135
		1,211
Managed Care (0.1%)
110	MPH Intermediate Holding Co. 2, Senior Unsecured Notes, 8.38%, due 8/1/18	112	ñc

Media - Broadcast (1.8%)
415	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	408
790	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	891	ñ
440	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	469	ñ
		1,768
Media - Cable (5.5%)
400	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	425	ØØ
365	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	397
885	CCO Holdings LLC, Guaranteed Notes, 7.38%, due 6/1/20	954
450	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	516
270	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	265	ñ
1,650	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	1,807
130	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	142	ñ
445	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	476	ñ
305	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	332
		5,314
Media - Services (0.8%)
170	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	178
565	Lamar Media Corp., Guaranteed Notes, 7.88%, due 4/15/18	609
		787
Medical Products (0.6%)
350	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	387
210	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	231	ñ
		618
Metals - Mining Excluding Steel (2.4%)
1,325	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	1,355	ñØØ
880	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	981
		2,336
Packaging (2.2%)
355	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	385
175	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	198
1,400	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	1,540
		2,123
Pharmaceuticals (2.4%)
235	Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,, Senior Unsecured Notes, 9.50%, due 12/1/19	267	ñ
300	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	311	ñ
460	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	485	ñ
915	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	963	ñ
245	VPII Escrow Corp., Senior Unsecured Notes, 6.75%, due 8/15/18	258	ñ
		2,284
Printing & Publishing (3.1%)
300	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	299	ñ
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	273
390	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	416
445	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 5.50%, due 5/15/15	471
1,215	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	1,404	ØØ
80	R. R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	86
		2,949
Software - Services (1.3%)
555	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	583	ñ
180	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	195	ñ
310	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	329
105	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	113
		1,220
Specialty Retail (2.1%)
50	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	57
295	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	298	ñc
430	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	471
55	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	58
1,110	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	1,172
		2,056
Steel Producers - Products (2.2%)
805	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 2/25/15	828
125	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 8/5/15	129
925	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	953
185	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	195	ñ
		2,105
Support - Services (2.0%)
575	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 4.88%, due 11/15/17	588	ñ
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	402
670	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	742
55	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	53	ñ
185	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	181
		1,966
Telecom - Integrated Services (6.5%)
970	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,071
195	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	204	ñ
620	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	669
200	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	222
655	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	711
638	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	662
445	tw telecom holdings, Inc., Guaranteed Notes, 8.00%, due 3/1/18	473
1,985	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	2,223	ØØ
		6,235
Telecom - Wireless (1.8%)
60	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	64	ñ
1,140	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	1,211
450	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 6.00%, due 5/15/17	459	ñ
		1,734
	Total Corporate Debt Securities (Cost $84,275)	83,304

Convertible Bonds (0.6%)
645	Alpha Appalachia Holdings, Inc., Guaranteed Notes, 3.25%, due 8/1/15 (Cost $626)	601

NUMBER OF SHARES
Short-Term Investments (2.1%)
2,025,736	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,026)	2,026

	Total Investments (98.3%) (Cost $96,013)	95,033	##

	Cash, receivables and other assets, less liabilities (1.7%)	1,598

	Total Net Assets (100.0%)	$96,631

See Notes to Schedule of Investments

 JULY 31, 2013

Schedule of Investments Neuberger Berman Strategic Income Fund
(Unaudited)

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)z

Bank Loan Obligationsµ (13.5%)

Aerospace & Defense (0.1%)
	1,056	Sequa Corporation, Term Loan B, 5.25%, due 6/19/17	1,070	ØØ
	620	Transdigm Inc., Term Loan C, 3.75%, due 2/28/20	622	ØØ
			1,692
Air Transport (0.4%)

	1,880	American Airlines Inc., Term Loan B, due 6/27/19	1,880	Ñ¢^^
	2,746	United Air Lines, Inc., Term Loan B, 4.00%, due 4/1/19	2,769	ØØ
	485	US Airways, Term Loan B1, due 5/23/19	485	¢^^
			5,134
All Telecom (0.8%)
	1,481	Cricket Communications, Inc., Term Loan C, 4.75%, due 3/8/20	1,493	ØØ
	975	Integra Telecom, Term Loan B, due 2/22/19	986	¢^^
	1,160	Intelsat Jackson HLDG, Term Loan B-1, 4.25%, due 4/2/18	1,168	ØØ
	2,816	Level 3 Financing Inc., Term Loan B-11, 4.75%, due 8/1/19	2,834	ØØ
	1,780	Level 3 Financing Inc., Term Loan B, 5.25%, due 8/1/19	1,791	¢^^ØØ
	1,191	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	1,193	ØØ
	2,438	Windstream Corp., Term Loan B-4, 3.50%, due 1/23/20	2,441	ØØ
			11,906
Automotive (0.4%)
	1,321	Allison Transmission, Term Loan B-3, 4.25%, due 8/23/19	1,331	ØØ
	1,144	Chrysler Automotive, Term Loan B, 4.25%, due 5/24/17	1,160	ØØ
	979	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.75%, due 4/30/19	986	ØØ
	2,689	TI Group Automotive, Term Loan, 5.50%, due 3/28/19	2,726	ØØ
			6,203
Beverage & Tobacco (0.1%)
	1,679	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	1,695	ØØ

Building & Development (0.6%)
	2,062	American Builders & Co., Inc., Term Loan B, 3.50%, due 4/16/20	2,063	ØØ
	1,572	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	1,583	ØØ
	940	Capital Automotive LP., Second Lien Term Loan, 6.00%, due 4/30/20	967	ØØ
	3,783	Realogy Corporation, Term Loan B, 4.50%, due 3/5/20	3,823	ØØ
			8,436
Business Equipment & Services (0.8%)
	1,050	Acosta, Inc., Term Loan D, 5.00%, due 3/2/18	1,059	ØØ
	485	Advantage Sales & Marketing, First Lien Term Loan, due 12/18/17	487	¢^^
	2,403	Ceridian Corp., Term Loan, 5.94%, due 5/9/17	2,416	ØØ
	916	Emerald Expositions Holdings, Term Loan, 5.50%, due 6/17/20	924	Ñ¢^^
	998	KAR Auction Services, Inc., Term Loan, 3.75%, due 5/19/17	1,005	ØØ
	1,000	Kronos, First Lien Term Loan, due 10/30/19	1,006	¢^^
	994	Monitronics, Term Loan B, 4.25%, due 3/23/18	1,000	ØØ
	1,385	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	1,399	ØØ
	1,310	West Corporation, Term Loan B-8, 3.75%, due 6/30/18	1,313	ØØ
			10,609
Cable & Satellite Television (0.5%)
	1,380	Cequel Communications, LLC, Term Loan, 3.50%, due 2/14/19	1,386	ØØ
	2,686	Charter Communications Operating LLC, Term Loan E, due 7/1/20	2,674	¢^^
	638	Charter Communications Operating LLC, Term Loan F, 3.00%, due 12/31/20	635	ØØ
	941	UPC Financing Partnership, Term Loan AH, 3.25%, due 6/30/21	939	ØØ
	983	Weather Channel, Second Lien Term Loan, 7.00%, due 6/26/20	1,005	Ñ
			6,639
Chemicals & Plastics (0.5%)
	894	Dupont Performance Coatings, Term Loan B, 4.75%, due 2/1/20	902	ØØ
	1,384	Ineos Holdings, First Lien Term Loan, 4.00%, due 5/4/18	1,381	ØØ
	1,731	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	1,737	ØØ
	877	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	886	Ñ
	1,917	PQ Corporation, Term Loan, 4.50%, due 8/7/17	1,935	ØØ
	946	Univar Inc., Term Loan B, 5.00%, due 6/30/17	935	ØØ
			7,776
Clothing - Textiles (0.1%)
	853	Wolverine Worldwide, Term Loan B, 4.00%, due 10/9/19	857	ØØ

Conglomerates (0.2%)
	1,549	BOC Edwards, First Lien Term Loan, 4.75%, due 3/26/20	1,550	ØØ
	1,035	Gardner Denver, Term Loan B, due 7/31/20	1,037	¢^^
	835	Spectrum Brands, Inc., Term Loan, 4.50%, due 12/17/19	843	ØØ
			3,430
Containers & Glass Products (0.5%)
	1,206	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,213	ØØ
	420	Berlin Packaging, Second Lien Term Loan, due 4/2/20	424	Ñ¢^^
	1,078	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	1,076	ØØ
	1,024	Pact Group, Term Loan, 3.75%, due 5/29/20	1,024	ØØ
	2,994	Reynolds Group, Term Loan, 4.75%, due 9/28/18	3,025	ØØ
	883	Sealed Air Corporation, Term Loan B-1, 4.00%, due 10/3/18	894	ØØ
			7,656
Drugs (0.1%)
	1,325	Par Pharmaceutical Companies, Inc., Term Loan B-1, 4.25%, due 9/30/19	1,332	ØØ

Ecological Services & Equipment (0.1%)
	1,050	ADS Waste Holdings, Inc., Term Loan B, 4.25%, due 10/9/19	1,057	ØØ

Electronics - Electrical (0.5%)
	912	Arris Group, Term Loan B, 3.50%, due 2/15/20	909	ØØ
	978	Datatel-Sophia LP, Term Loan B, 4.50%, due 7/19/18	986	ØØ
	766	Epicor Software Corp., Term Loan B, 4.50%, due 5/16/18	774	ØØ
	1,017	Freescale Semiconductor, Term Loan B-4, 5.00%, due 3/1/20	1,027	ØØ
	975	Go Daddy, Term Loan B-2, due 12/17/18	976	¢^^
	818	Riverbed Technology, Term Loan, 4.00%, due 12/18/19	825	ØØ
	1,647	Verint Systems Inc., Term Loan, 4.00%, due 9/6/19	1,653	ØØ
			7,150
Equipment Leasing (0.3%)
	1,429	AWAS Fin Lux 2012 SA, Term Loan, 3.50%, due 7/16/18	1,437	ØØ
	2,235	International Lease Finance Co., Term Loan, 3.50%, due 6/30/17	2,233	Ñ
			3,670
Financial Intermediaries (1.3%)
	992	American Capital, Senior Secured Term Loan, 5.50%, due 8/22/16	996	ØØ
	1,956	CITCO, Term Loan, 4.25%, due 6/29/18	1,956	ØØ
	2,779	First Data Corporation, Term Loan, 4.19%, due 3/24/17	2,777	ØØ
	1,530	First Data Corporation, Term Loan B, 4.19%, due 9/24/18	1,526	ØØ
	715	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	723	¢^^ØØ
	1,590	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	1,600	ØØ
	2,859	MoneyGram International, Term Loan, 4.25%, due 3/27/20	2,875	ØØ
	1,241	Nuveen Inv, First Lien Term Loan B, 4.19%, due 5/13/17	1,240	ØØ
	115	Nuveen Inv, Second Lien Term Loan B, due 2/28/19	115	¢^^
	2,150	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	2,174	ØØ
	1,216	TCW Group, Term Loan, 4.00%, due 2/6/20	1,223	ØØ
	600	Walter Investment Mgmt., First Lien Term Loan, due 11/28/17	604	¢^^
			17,809
Food & Drug Retailers (0.2%)
	2,776	Rite Aid Corp., Term Loan 6, 4.00%, due 2/21/20	2,793	ØØ

Food Products (0.4%)
	930	Del Monte Corp., Term Loan, 4.00%, due 3/8/18	929	ØØ
	2,056	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	2,055	ØØ
	2,775	Weight Watchers International, Term Loan B-2, 3.75%, due 4/2/20	2,784	ØØ
			5,768
Food Service (0.3%)
	1,097	Aramark Corporation, Term Loan D, 4.00%, due 9/9/19	1,107	ØØ
	2,979	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	2,983	ØØ
			4,090
Health Care (0.8%)
	1,020	Bausch & Lomb, Term Loan, 4.00%, due 5/18/19	1,020	ØØ
	1,349	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	1,355	ØØ
	1,110	EMS- Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	1,114	ØØ
	1,158	Health Management Associates Inc., Term Loan B-2, 3.50%, due 11/16/18	1,161	ØØ
	1,776	Immucor, Term Loan B-2, 5.00%, due 8/19/18	1,790	ØØ
	345	Multiplan, Inc., Term Loan B-1, due 8/26/17	348	¢^^
	982	Pharmaceutical Product Development, Inc., Term Loan, 4.25%, due 12/5/18	989	ØØ
	867	Sheridan Healthcare, First Lien Term Loan, 4.50%, due 6/29/18	870	ØØ
	1,027	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,032	ØØ
	1,622	Valeant Pharmaceuticals, Term Loan B, 3.50%, due 2/13/19	1,635	ØØ
			11,314
Home Furnishings (0.1%)
	948	AOT Bedding Super Holdings, LLC, Term Loan, 5.00%, due 10/1/19	954	ØØ

Industrial Equipment (0.3%)
	1,970	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	1,962	ØØ
	1,129	Husky Injection Molding, Term Loan, 4.25%, due 6/30/18	1,132	ØØ
	1,056	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	1,054	ØØ
			4,148
Insurance (0.1%)
	900	Sedgwick Holdings Inc., First Lien Term Loan B, 4.25%, due 6/12/18	903	ØØ

Leisure Goods - Activities - Movies (0.3%)
	923	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	925	ØØ
	850	Digital Cinema Implementation, Term Loan, 3.25%, due 5/17/21	851	ØØ
	2,024	EMI Publishing, Term Loan B, 4.25%, due 6/29/18	2,036	ØØ
			3,812
Lodging & Casinos (0.9%)
	751	Cannery Casinos, First Lien Term Loan, due 10/2/18	753	¢^^
	505	Cannery Casinos, Second Lien Term Loan, due 10/2/19	482	¢^^
	1,730	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,743	ØØ
	570	Four Seasons Holdings Inc., First Lien Term Loan, 4.25%, due 6/27/20	576	Ñ
	255	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	259	ØØ
	949	MGM Resorts, Term Loan B, 3.50%, due 12/19/19	950	ØØ
	982	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	985	ØØ
	1,966	Scientific Games Corp., Term Loan B, due 5/24/20	1,960	¢^^
	4,358	Station Casinos, Term Loan B, 5.00%, due 3/2/20	4,396	ØØ
			12,104
Nonferrous Metals - Minerals (0.3%)
	505	Alpha Natural Resources, Term Loan B, due 5/22/20	495	¢^^
	996	Arch Coal, Term Loan, 5.75%, due 5/16/18	988	ØØ
	912	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 3/15/17	913	ØØ
	1,043	FMG Resources, Term Loan, 5.25%, due 10/18/17	1,050	ØØ
	1,112	Walter Energy, Term Loan A, 5.50%, due 4/1/16	1,118	ØØ
			4,564
Oil & Gas (0.3%)
	1,201	Everest Acquisition LLC, Term Loan B-3, 3.75%, due 5/24/18	1,201	ØØ
	1,049	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	1,061	ØØ
	1,672	Samson Investment Company, Second Lien Term Loan, 6.00%, due 9/25/18	1,691	ØØ
			3,953
Publishing (0.2%)
	640	Media General, Term Loan B, due 7/8/20	640	¢^^
	1,323	Springer Science+Business Media S.A., Term Loan, due 7/23/20	1,305	¢^^
	1,002	Tribune Company, Term Loan B, 4.00%, due 12/31/19	1,006	ØØ
			2,951
Radio & Television (0.6%)
	1,245	Clear Channel, Term Loan B, due 1/29/16	1,162	¢^^
	1,496	Cumulus Media, First Lien Term Loan, 4.50%, due 9/17/18	1,508	ØØ
	976	Formula One, Term Loan B, 4.50%, due 4/30/19	986	¢^^ØØ
	2,436	Univision Communications Inc., First Lien Term Loan, 4.50%, due 3/1/20	2,445	ØØ
	1,698	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	1,693	ØØ
			7,794
Retailers (except food & drug) (0.6%)
	1,465	99¢ Only Stores, Term Loan B-1, 5.25%, due 1/11/19	1,476	ØØ
	720	David's Bridal, Term Loan, 5.00%, due 10/11/19	725
	3,986	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	3,998	ØØ
	1,597	Neiman Marcus Group, Inc., Term Loan, 4.00%, due 5/16/18	1,600	ØØ
	935	Toys R US Delaware Inc., Term Loan, 6.00%, due 9/1/16	926	ØØ
			8,725
Steel (0.1%)
	1,048	International Mill Services, Inc., Term Loan, 4.75%, due 3/20/19	1,055	ØØ

Surface Transport (0.1%)
	828	Avis Budget Car Rental, Term Loan B, 3.00%, due 3/15/19	828	ØØ

Utilities (0.6%)
	1,863	Calpine Construction, Term Loan B-1, 3.00%, due 5/3/20	1,847	ØØ
	1,414	Calpine Corp., Term Loan B-1, 4.00%, due 4/1/18	1,421	ØØ
	1,109	Calpine Corp., Term Loan B-3, 4.00%, due 10/9/19	1,114	ØØ
	1,273	Essential Power, Term Loan, 4.25%, due 8/8/19	1,290	Ñ
	1,222	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	1,229	ØØ
	1,262	TPF Generation, Term Loan, 4.75%, due 12/31/17	1,275	ØØ
			8,176
		Total Bank Loan Obligations (Cost $185,731)	186,983

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (10.5%)
	15,705	U.S. Treasury Bonds, 6.25%, due 8/15/23	20,870	ØØ
	2,965	U.S. Treasury Bonds, 6.88%, due 8/15/25	4,195	ØØ
	685	U.S. Treasury Bonds, 5.50%, due 8/15/28	878	ØØ
	35,851	U.S. Treasury Inflation Index Bonds, 0.50%, due 4/15/15	36,851	ØØ
	28,833	U.S. Treasury Inflation Index Bonds, 0.13%, due 4/15/17	29,817	ØØ
	25,150	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	29,160	ØØ
	6,759	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	9,735	ØØ
	2,268	U.S. Treasury Inflation Index Notes, 1.13%, due 1/15/21	2,451	ØØ
	6,630	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/25	7,959	ØØ
	3,605	U.S. Treasury Notes, 3.63%, due 8/15/19	4,005	ØØ
		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $153,457)	145,921

U.S. Government Agency Securities (0.3%)
	3,825	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $4,960)	4,630	ØØ

Mortgage-Backed Securities (41.0%)

Collateralized Mortgage Obligations (0.7%)
	1,486	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.41%, due 7/20/36	1,319	µØØ
	466	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.69%, due 5/25/34	456	µØØ
	1,111	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.35%, due 10/25/36	817	µØØ
	2,802	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 6A5, 2.78%, due 6/25/35	2,618	µØØ
	1,147	MortgageIT Trust, Ser. 2005-3, Class A1, 0.49%, due 8/25/35	1,073	µØØ
	3,389	Residential Accredit Loans, Inc., Ser. 2006-QS9, Class 2A1, 7.00%, due 7/25/36	2,541	ØØ
	197	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 2.65%, due 9/25/36	160	µØØ
			8,984
Commercial Mortgage-Backed (11.0%)
	1,884	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	2,093	ØØ
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	4,122	ØØ
	200	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A4, 5.63%, due 7/10/46	220	ØØ
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,754	ØØ
	2,025	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,217	ØØ
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	621	ØØ
	4,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	4,411	ØØ
	3,500	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	3,964	µØØ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.36%, due 1/10/46	977	ñµØØ
	750	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	829	ØØ
	14,805	Commercial Mortgage Trust, Ser. 2012-CR2, Class XA, 1.96%, due 8/15/45	1,710	µØØ
	46,526	Commercial Mortgage Trust, Ser. 2013-LC6, Class XA, 1.81%, due 1/10/46	4,707	µØØ
	34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.64%, due 3/10/46	1,663	µØØ
	4,552	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.80%, due 6/15/38	5,006	µØØ
	1,676	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.68%, due 6/15/39	1,864	µØØ
	1,721	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,888	ØØ
	2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.76%, due 9/15/39	2,232	µØØ
	1,385	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,520	ØØ
	715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	798	ØØ
	500	CW Capital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	558	ØØ
	3,000	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	3,252	ØØ
	922	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	977	ñØØ
	4,055	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,496	ØØ
	4,000	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	4,494	ØØ
	700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	735	ØØ
	845	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	935	ØØ
	14,701	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.18%, due 1/10/45	1,839	ñµØØ
	7,500	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	8,352	µØØ
	1,300	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB15, Class A4, 5.81%, due 6/12/43	1,429	ØØ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,097	ØØ
	3,915	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	4,331	ØØ
	3,475	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	3,850	ØØ
	3,715	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	4,126	ØØ
	6,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.71%, due 2/12/49	6,728	µØØ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.81%, due 6/15/49	1,122	µØØ
	1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,827	ØØ
	5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,860	ØØ
	5,023	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	5,585	ØØ
	2,243	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	2,473	ØØ
	6,500	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A3, 5.17%, due 12/12/49	7,109	ØØ
	2,729	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	3,055	µØØ
	36,583	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C7, Class XA, 1.76%, due 2/15/46	3,790	µØØ
	18,966	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.48%, due 5/15/46	1,596	µØØ
	21,857	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.89%, due 12/10/45	2,574	ñµØØ
	24,870	UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class XA, 1.16%, due 3/10/46	1,888	ñµØØ
	26,145	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.19%, due 8/10/49	3,357	ñµØØ
	1,500	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	1,668	ØØ
	3,726	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	4,005	ØØ
	5,630	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.75%, due 6/15/49	6,316	µØØ
	32,560	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.52%, due 3/15/45	2,828	ñµØØ
	12,834	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.27%, due 11/15/45	1,664	ñµØØ
	102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,711	µØØ
	21,816	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XA, 0.94%, due 6/15/46	1,342	µØØ
	11,960	WF-RBS Commercial Mortgage Trust, Ser. 2013-C12, Class XA, 1.53%, due 3/15/48	1,126	ñµØØ
			152,691
Fannie Mae (15.0%)
	1,374	Pass-Through Certificates, 4.00%, due 10/1/39 – 11/1/42	1,430	Ø,ØØ
	27	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	29
	1,539	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	1,675	ØØ
	333	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	368	ØØ
	2	Pass-Through Certificates, 6.50%, due 9/1/32	2
	5	Pass-Through Certificates, 7.00%, due 7/1/29	6
	1	Pass-Through Certificates, 7.50%, due 12/1/32	1
	119,555	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	120,554	Ø
	59,395	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	61,743	Ø
	20,420	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	21,642	Ø
			207,450
Freddie Mac (14.3%)
	3	Pass-Through Certificates, 4.50%, due 8/1/18	4
	464	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	497	ØØ
	625	Pass-Through Certificates, 5.50%, due 9/1/17 – 4/1/36	676	ØØ
	2	Pass-Through Certificates, 6.00%, due 4/1/17	2
	1	Pass-Through Certificates, 6.50%, due 3/1/16	1
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	142,355	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	143,223	Ø
	52,505	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	54,456	Ø
			198,860
Government National Mortgage Association (0.0%)
	2	Pass-Through Certificates, 6.50%, due 7/15/32	3
	2	Pass-Through Certificates, 7.00%, due 8/15/32	2
	5	Total Mortgage-Backed Securities (Cost $560,112)	567,990

Corporate Debt Securities (40.3%)

Aerospace & Defense (0.4%)
	330	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	343	ñØØ
	5,205	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	5,552	ØØ
			5,895
Airlines (1.7%)
	5,270	Air Canada, Pass-Through Certificates, Ser. 2013-1, Class A, 4.13%, due 5/15/25	5,257	ñØØ
	6,770	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	6,830	ñØØ
	5,005	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2013-1, Class A, 4.00%, due 10/29/24	4,980	ØØ
	394	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	414	ØØ
	5,855	US Airways Group, Inc., Pass-Through Certificates, Ser. 2012-2, Class A, 4.63%, due 6/3/25	5,752	ØØ
			23,233
Auto Loans (0.1%)
	260	General Motors Financial Co., Inc., Senior Unsecured Notes, 2.75%, due 5/15/16	259	ñØØ
	915	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	960	ñØØ
	255	General Motors Financial Co., Inc., Senior Unsecured Notes, 3.25%, due 5/15/18	249	ñØØ
			1,468
Auto Parts & Equipment (0.1%)
	1,605	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,679	ØØ

Automakers (0.1%)
	1,020	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	1,113	ØØ

Banking (0.4%)
	715	Ally Financial, Inc., Guaranteed Notes, 3.50%, due 7/18/16	720	ØØ
	1,085	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,148	ØØ
	1,595	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	1,729	ØØ
	1,540	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	1,813	ØØ
			5,410
Banks (6.4%)
	8,785	Bank of America Corp., Senior Unsecured Notes, 1.50%, due 10/9/15	8,803	ØØ
	3,615	Bank of America Corp., Senior Unsecured Notes, 2.00%, due 1/11/18	3,538	ØØ
	9,695	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/31/49	8,725	µØØ
	5,715	Citigroup, Inc., Senior Unsecured Notes, 2.65%, due 3/2/15	5,836	ØØ
	1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,890	ØØ
	4,390	FirstMerit Corp., Subordinated Notes, 4.35%, due 2/4/23	4,342	ØØ
	3,585	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.30%, due 5/3/15	3,707	ØØ
	5,725	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.38%, due 1/22/18	5,659	ØØ
	4,395	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	4,405	ØØ
	2,430	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	2,707	ØØ
	3,460	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 1/22/23	3,316	ØØ
	11,800	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/31/49	11,608	µØØ
	11,050	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	12,238	ØØ
	3,335	Morgan Stanley, Subordinated Notes, 4.88%, due 11/1/22	3,345	ØØ
	8,720	Zions Bancorporation, Senior Unsecured Notes, 4.50%, due 6/13/23	8,663	ØØ
			88,782
Beverages (0.1%)
	380	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	432	ØØ
	350	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	399	ØØ
			831
Building & Construction (0.3%)
	590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	590
	1,415	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,445	ØØ
	440	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	484	ØØ
	825	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	955	ØØ
			3,474
Building Materials (0.1%)
	870	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	970	ØØ
	830	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	907	ñØØ
			1,877
Chemicals (0.4%)
	1,460	Ashland, Inc., Senior Unsecured Notes, 3.88%, due 4/15/18	1,471	ñØØ
	995	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,017	ñØØ
	1,905	Hexion US Finance Corp., Senior Secured Notes, 6.63%, due 4/15/20	1,948	ØØ
	330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	369	ØØ
	195	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	193	ØØ
	695	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	784	ØØ
			5,782
Commercial Services (0.6%)
	1,955	ERAC USA Finance LLC, Guaranteed Notes, 7.00%, due 10/15/37	2,344	ñØØ
	6,670	Total System Services, Inc., Senior Unsecured Notes, 2.38%, due 6/1/18	6,489	ØØ
			8,833
Computer Hardware (0.1%)
	260	Seagate HDD Cayman, Guaranteed Notes, 6.88%, due 5/1/20	282	ØØ
	705	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	767	ØØ
			1,049
Computers (0.4%)
	5,285	Hewlett-Packard Co., Senior Unsecured Notes, 4.65%, due 12/9/21	5,364	ØØ

Consumer - Commercial Lease Financing (0.7%)
	460	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	476	ñØØ
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	617	ØØ
	2,345	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	2,398	ØØ
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	80	ØØ
	700	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	774	ñØØ
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	456	ñØØ
	1,160	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,331	ØØ
	545	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	570	ØØ
	1,295	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,366	ØØ
	1,005	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.25%, due 12/15/20	1,163	ØØ
			9,231
Department Stores (0.1%)
	1,525	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	1,475	ØØ

Diversified Financial Services (3.2%)
	5,485	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.00%, due 6/12/17	5,566	ØØ
	8,275	General Electric Capital Corp., Junior Subordinated Notes, Ser. B, 6.25%, due 12/31/49	8,606	µØØ
	12,040	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 12/31/49	11,408	µØØ
	9,520	Jefferies Group, Inc., Senior Unsecured Notes, 5.13%, due 1/20/23	9,643	ØØ
	9,270	Nomura Holdings, Inc., Senior Unsecured Medium-Term Notes, 2.00%, due 9/13/16	9,214	ØØ
			44,437
Electric (0.9%)
	10,375	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	10,593	ØØ
	2,180	Southern Power Co., Senior Unsecured Notes, 5.25%, due 7/15/43	2,253	ØØ
			12,846
Electric - Generation (0.3%)
	920	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	984	ñØØ
	1,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,115	ØØ
	2,360	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	2,596	ØØ
			4,695
Electric - Integrated (0.2%)
	545	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	601	ñØØ
	1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,638	ØØ
			2,239
Electronics (0.4%)
	140	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	139	ñØØ
	150	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	149	ØØ
	860	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	974	ñØØ
	1,510	Flextronics International Ltd., Guaranteed Notes, 4.63%, due 2/15/20	1,503	ñØØ
	345	Flextronics International Ltd., Guaranteed Notes, 5.00%, due 2/15/23	340	ñØØ
	370	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	401	ñØØ
	1,085	Freescale Semiconductor, Inc., Senior Secured Notes, 5.00%, due 5/15/21	1,047	ñØØ
	715	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	797	ñØØ
			5,350
Energy - Exploration & Production (1.4%)
	400	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	443	ØØ
	1,290	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,406	ØØ
	15	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	16	ØØ
	925	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	981	ØØ
	200	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	202	ØØ
	910	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	942	ØØ
	390	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	389	ØØ
	1,360	Continental Resources, Inc., Guaranteed Notes, 5.00%, due 9/15/22	1,367	ØØ
	1,445	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	1,322	ØØ
	615	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	658	ØØ
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	94	ØØ
	130	EPE Holdings LLC/EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	134	ñcØØ
	1,655	Everest Acquisition LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,878	ØØ
	490	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	480	ØØ
	345	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	324	ñØØ
	1,805	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,877	ØØ
	983	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	993	ØØ
	1,410	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	1,452	ØØ
	195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	206	ØØ
	1,140	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	1,151	ØØ
	320	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	320	ØØ
	430	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	426	ØØ
	935	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	949	ØØ
	920	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	973	ØØ
			18,983
Food (0.1%)
	1,025	Hawk Acquisition Sub, Inc., Secured Notes, 4.25%, due 10/15/20	984	ñØØ

Food & Drug Retailers (0.1%)
	835	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	936	ØØ

Gaming (0.6%)
	425	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	454	ØØ
	870	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	922	ØØ
	1,295	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,454	ñØØ
	635	MGM Resorts Int'l, Guaranteed Notes, 6.75%, due 10/1/20	675	ØØ
	215	MGM Resorts Int'l, Guaranteed Notes, 6.63%, due 12/15/21	227	ØØ
	1,980	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	2,193	ØØ
	225	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	236	ØØ
	335	PNK Finance Corp., Senior Unsecured Notes, 6.38%, due 8/1/21	337	ñØ
	755	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	803	ñØØ
	838	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	943	ØØ
			8,244
Gas Distribution (0.8%)
	1,175	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,231	ØØ
	240	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	228	ØØ
	220	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	234	ØØ
	1,557	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,658	ØØ
	310	El Paso Corp., Senior Secured Notes, 7.00%, due 6/15/17	345	ØØ
	700	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	739	ØØ
	90	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.75%, due 1/15/32	96	ØØ
	1,705	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,920	ØØ
	575	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	604	ØØ
	815	Kinder Morgan Finance Co., Senior Secured Notes, 5.70%, due 1/5/16	881	ØØ
	730	MarkWest Energy Partners L.P., Guaranteed Notes, 6.25%, due 6/15/22	781	ØØ
	805	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	869	ØØ
	1,320	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.50%, due 10/1/18	1,426	ØØ
			11,012
Health Facilities (1.0%)
	1,210	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,234	ØØ
	535	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	565	ØØ
	80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	84	ØØ
	1,830	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,853	ØØ
	1,295	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	1,344	ØØ
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,077	ØØ
	755	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	798	ØØ
	490	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	555	ØØ
	1,045	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	1,134	ØØ
	560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	575	ØØ
	1,520	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,626	ØØ
	1,990	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	1,910	ØØ
	505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	471	ñØØ
	180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	166	ñØØ
			13,392
Health Services (0.1%)
	2,060	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	2,073	ñØØ

Insurance (2.1%)
	8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	7,792	ñµØØ
	11,035	Prudential Financial, Inc., Junior Subordinated Notes, 5.88%, due 9/15/42	11,145	µØØ
	3,645	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	3,381	µØØ
	6,645	Wilton Re Finance LLC, Guaranteed Notes, 5.88%, due 3/30/33	6,911	ñµØØ
			29,229
Investments & Misc. Financial Services (0.2%)
	830	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	862	ØØ
	2,190	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	2,313	ØØ
			3,175
Iron - Steel (1.3%)
	4,115	Cliffs Natural Resources, Inc., Senior Unsecured Notes, 4.88%, due 4/1/21	3,772	ØØ
	14,420	Glencore Funding LLC, Guaranteed Notes, 1.70%, due 5/27/16	14,092	ñØØ
			17,864
Leisure (0.2%)
	450	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	496	ØØ
	950	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	929	ñØØ
	1,040	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	1,165	ØØ
			2,590
Lodging (0.2%)
	2,545	Wyndham Worldwide Corp., Senior Unsecured Notes, 2.50%, due 3/1/18	2,520	ØØ

Machinery (0.3%)
	1,915	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,245	ØØ
	525	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	540	ØØ
	295	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	310	ØØ
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	220	ØØ
	400	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	450	ØØ
			3,765
Media (1.5%)
	3,300	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	3,260	ØØ
	2,845	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	3,372	ØØ
	3,515	Time Warner Cable, Inc., Guaranteed Notes, 4.13%, due 2/15/21	3,381	ØØ
	5,525	Time Warner Cable, Inc., Guaranteed Notes, 5.50%, due 9/1/41	4,732	ØØ
	6,360	Time Warner Cable, Inc., Guaranteed Notes, 4.50%, due 9/15/42	4,909	ØØ
	1,365	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	1,522	ØØ
			21,176
Media - Broadcast (0.2%)
	420	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	470	ØØ
	970	Sirius XM Radio, Inc., Senior Unsecured Notes, 4.25%, due 5/15/20	902	ñØØ
	1,475	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,575	ñØØ
			2,947
Media - Cable (1.1%)
	1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,147	ØØ
	60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	64	ØØ
	1,725	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,876	ØØ
	240	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	220	ØØ
	915	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	945	ñØØ
	885	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	849	ñØØ
	847	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	927	ØØ
	270	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	273	ØØ
	95	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	93	ñØØ
	710	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	808	ØØ
	1,490	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	1,464	ñØØ
	420	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	419	ØØ
	150	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	164	ØØ
	2,205	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	2,232	ñØØ
	1,395	Unitymedia Hessen GmbH & Co. KG, Senior Secured Notes, 5.50%, due 1/15/23	1,357	ñØØ
	685	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	747	ñØØ
	825	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	883	ñØØ
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	505	ØØ
			14,973
Media - Services (0.2%)
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	321	ØØ
	1,475	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,541	ØØ
	270	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	282	ñØØ
			2,144
Medical Products (0.2%)
	950	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	998	ØØ
	315	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	334	ñØØ
	110	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	116	ñØØ
	395	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	435	ñØØ
	870	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	921	ØØ
			2,804
Metals - Mining Excluding Steel (0.3%)
	440	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	453
	1,085	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	906	ØØ
	1,260	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	1,289	ñØØ
	195	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	195	ñØØ
	400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	446	ØØ
	1,210	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,237	ØØ
			4,526
Mining (2.5%)
	3,895	Barrick Gold Corp., Senior Unsecured Notes, 2.50%, due 5/1/18	3,616	ñØØ
	10,530	Barrick Gold Corp., Senior Unsecured Notes, 4.10%, due 5/1/23	8,964	ñØØ
	14,255	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes, 3.88%, due 3/15/23	12,908	ñØØ
	9,365	Rio Tinto Finance USA PLC, Guaranteed Notes, 2.25%, due 12/14/18	9,146	ØØ
			34,634
Oil & Gas (2.3%)
	7,455	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	8,430	ØØ
	8,220	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	8,174	ØØ
	5,945	Nexen, Inc., Senior Unsecured Notes, 6.40%, due 5/15/37	6,579	ØØ
	4,485	Petrobras Global Finance BV, Guaranteed Notes, 3.00%, due 1/15/19	4,167	ØØ
	5,665	Petrobras Global Finance BV, Guaranteed Notes, 4.38%, due 5/20/23	5,106	ØØ
			32,456
Packaging (0.2%)
	465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	466	ØØ
	1,065	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	1,137	ØØ
	225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	248	ØØ
	465	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	473	ØØ
	735	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	782	ØØ
			3,106
Pharmaceuticals (0.4%)
	825	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	936	ñØØ
	355	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.50%, due 7/15/16	368	ñØØ
	715	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	754	ñØØ
	730	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	768	ñØØ
	1,870	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	1,931	ñØØ
	305	VPII Escrow Corp., Senior Unsecured Notes, 6.75%, due 8/15/18	322	ñØØ
			5,079
Pipelines (0.5%)
	4,960	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,450	ØØ
	1,640	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	1,858	ØØ
			7,308
Printing & Publishing (0.5%)
	670	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	712	ØØ
	1,760	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,879	ØØ
	580	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	579	ñØØ
	165	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	191	ØØ
	1,587	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	1,710	ØØ
	1,605	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,773	ØØ
	330	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	354
	305	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	329	ØØ
			7,527
Real Estate Investment Trusts (1.0%)
	4,765	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 3.90%, due 6/15/23	4,582	ØØ
	7,075	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	7,206	ØØ
	840	Host Hotels & Resorts L.P., Guaranteed Notes, 6.00%, due 11/1/20	917	ØØ
	1,385	Host Hotels & Resorts L.P., Senior Unsecured Notes, 6.00%, due 10/1/21	1,515	ØØ
			14,220
Software (0.0%)
	630	Fidelity National Information Services, Inc., Guaranteed Notes, 5.00%, due 3/15/22	644	ØØ

Software - Services (0.1%)
	300	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	315	ñØØ
	1,000	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	1,044	ñØØ
			1,359
Specialty Retail (0.3%)
	170	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	192	ØØ
	1,375	Sally Holdings LLC, Guaranteed Notes, 5.75%, due 6/1/22	1,430	ØØ
	760	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	804	ØØ
	1,180	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	1,246	ØØ
			3,672
Steel Producers - Products (0.6%)
	110	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	113	ØØ
	4,685	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	4,919	ØØ
	605	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	606	ØØ
	930	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	937	ØØ
	140	ArcelorMittal, Senior Unsecured Notes, 6.75%, due 2/25/22	145	ØØ
	345	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	325	ØØ
	1,065	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,124	ñØØ
	300	Steel Dynamics, Inc., Guaranteed Notes, 5.25%, due 4/15/23	294	ñØØ
			8,463
Support - Services (0.3%)
	1,025	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	999	ñØØ
	575	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	573	ñØØ
	145	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	153	ØØ
	1,120	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,241	ØØ
	265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	254	ñØØ
	340	United Rentals N.A., Inc., Secured Notes, 5.75%, due 7/15/18	364	ØØ
			3,584
Telecom - Integrated Services (1.8%)
	920	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	938	ØØ
	560	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	557	ØØ
	35	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	34	ØØ
	1,235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	1,433	ØØ
	380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	384	ØØ
	1,300	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,435	ØØ
	1,345	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,395	ØØ
	10,940	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	12,252	ØØ
	1,395	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	1,402	ØØ
	630	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	622	ØØ
	125	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	125	ØØ
	1,990	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	2,119	ØØ
	1,350	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	1,438	ØØ
	300	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	309	ØØ
	165	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	157	ØØ
			24,600
Telecom - Wireless (0.4%)
	705	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	721	ØØ
	945	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	999	ØØ
	480	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	442	ØØ
	1,570	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	1,668	ØØ
	410	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	447	ñØØ
	1,160	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	1,222	ØØ
	555	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 6.00%, due 5/15/17	566	ñØØ
			6,065
Telecommunications (0.5%)
	6,420	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	7,473	ØØ
		Total Corporate Debt Securities (Cost $565,215)	558,590

Asset-Backed Securities (10.1%)
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.64%, due 9/25/35	2,600	µØØ
	3,480	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.51%, due 12/25/35	3,219	µØØ
	1,692	ACE Securities Corp., Ser. 2007-ASP2, Class A2D, 0.47%, due 6/25/37	1,194	µØØ
	6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.74%, due 3/25/35	6,104	µØØ
	980	Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class M2, 3.04%, due 9/25/33	912	µØØ
	3,933	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.32%, due 9/25/33	3,772	µØØ
	7,540	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.09%, due 10/25/34	6,910	µØØ
	993	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.07%, due 8/25/34	864	µØØ
	3,053	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.39%, due 1/25/36	2,816	µØØ
	4,100	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.63%, due 5/25/35	3,531	µØØ
	1,320	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.60%, due 2/25/36	1,121	µØØ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.65%, due 6/25/35	3,421	µØØ
	5,527	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A3, 0.34%, due 5/25/36	5,035	µØØ
	2,730	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class A5, 0.25%, due 10/25/36	2,335	µØØ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.94%, due 5/25/35	2,349	ñµØØ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.56%, due 1/25/36	1,560	µØØ
	1,019	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.35%, due 9/25/36	516	µØØ
	1,656	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.36%, due 3/25/36	1,210	µØØ
	6,503	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.93%, due 12/25/34	5,819	µØØ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.77%, due 1/25/35	1,781	µØØ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.68%, due 3/25/35	2,939	µØØ
	973	Fremont Home Loan Trust, Ser. 2004-2, Class M2, 1.12%, due 7/25/34	902	µØØ
	2,635	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.79%, due 2/25/35	2,466	µØØ
	1,201	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.29%, due 3/25/47	836	µØØ
	1,460	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.43%, due 5/25/36	1,150	µØØ
	1,815	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.93%, due 1/25/35	1,721	µØØ
	8,318	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.47%, due 2/25/36	6,839	µØØ
	7,500	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.35%, due 4/25/36	4,914	µØØ
	3,147	New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, 1.17%, due 11/25/34	2,928	µØØ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.47%, due 3/25/36	3,233	µØØ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 1.84%, due 12/25/34	5,337	µØØ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.23%, due 2/25/35	8,377	µØØ
	1,179	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.87%, due 3/25/33	1,011	µØØ
	1,539	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.42%, due 1/25/36	1,413	µØØ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.59%, due 3/25/36	2,732	µØØ
	1,329	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.06%, due 8/25/35	1,208	µØØ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.70%, due 8/25/35	6,358	µØØ
	1,098	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.35%, due 11/25/36	793	µØØ
	12,222	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 0.99%, due 7/25/34	11,189	µØØ
	3,490	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.09%, due 9/25/34	3,094	µØØ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 0.85%, due 4/25/35	4,260	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.62%, due 5/25/35	3,810	µØØ
	1,643	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.34%, due 5/25/36	1,426	µØØ
	2,350	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.36%, due 12/25/36	1,601	µØØ
	1,861	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.34%, due 1/25/37	1,704	µØØ
		Total Asset-Backed Securities (Cost $125,851)	139,310

Government Securities (8.1%)

Quasi - Sovereign (2.1%)
	600	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 5.50%, due 7/12/20	626
	2,300	Bank of China Hong Kong, Subordinated Notes, 5.55%, due 2/11/20	2,452
	900	Caixa Economica Federal, Senior Unsecured Notes, 3.50%, due 11/7/22	751
	100	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 7.50%, due 1/15/19	121
	1,400	Development Bank of Kazakhstan JSC, Senior Unsecured Notes, 4.13%, due 12/10/22	1,263
	200	Empresa Nacional del Petroleo, Senior Unsecured Notes, 5.25%, due 8/10/20	206
	1,370	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 6.75%, due 8/6/23	1,358	ñ
	400	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.88%, due 4/24/19	408
	400	Export-Import Bank of India, Senior Unsecured Euro Medium-Term Notes, 4.00%, due 8/7/17	405
	200	Hrvatska Elektroprivreda, Senior Unsecured Notes, 6.00%, due 11/9/17	207
	200	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	215
	800	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, Senior Unsecured Notes, 6.25%, due 5/20/15	840
	400	KazMunayGas National Co. JSC, Senior Unsecured Notes, 4.40%, due 4/30/23	371
	2,000	KazMunayGaz National Co., Guaranteed Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	2,435
	400	KazMunayGaz National Co., Guaranteed Notes, 7.00%, due 5/5/20	451
	1,600	KazMunayGaz National Co., Senior Unsecured Notes, 11.75%, due 1/23/15	1,800
	700	KazMunayGaz National Co., Senior Unsecured Notes, 6.38%, due 4/9/21	759
	400	Lembaga Pembiayaan Ekspor Indonesia, Senior Unsecured Notes, 3.75%, due 4/26/17	400
	900	Majapahit Holding BV, Guaranteed Notes, 7.25%, due 6/28/17	992
	1,100	Majapahit Holding BV, Guaranteed Notes, 7.75%, due 1/20/20	1,226
	500	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	558
	870	Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes, 6.75%, due 10/1/22	868	ñØ
	860	Pacific Rubiales Energy Corp., Guaranteed Notes, 5.13%, due 3/28/23	811
	600	Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.50%, due 11/22/21	594
	1,500	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	1,230
	500	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	415
	850	Petroleos de Venezuela SA, Guaranteed Notes, 12.75%, due 2/17/22	846
	1,100	Petroleos de Venezuela SA, Guaranteed Notes, 9.75%, due 5/17/35	861
	500	Petroleos de Venezuela SA, Guaranteed Notes, 5.50%, due 4/12/37	285
	1,000	Petroleos Mexicanos, Guaranteed Notes, 4.88%, due 1/24/22	1,027
	1,000	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,052
	300	PSALM Corp., Government Guaranteed Notes, 7.39%, due 12/2/24	372
	200	PT Pertamina (Persero), Senior Unsecured Notes, 4.88%, due 5/3/22	190
	1,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 6.30%, due 5/15/17	1,064
	800	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 5.30%, due 12/27/17	820
	900	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 7.75%, due 5/29/18	1,012
	400	Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes, 6.00%, due 6/3/21	400	µ
			29,691
Sovereign (6.0%)
AUD	6,750	Australian Government Bond, Senior Unsecured Notes, 5.25%, due 3/15/19	6,727	a
AUD	2,955	Australian Government Bond, Senior Unsecured Notes, 5.50%, due 4/21/23	3,036	a
	860	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	860	ñ
CAD	4,071	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	5,198	a
CAD	5,250	Canadian Government Bond, Unsecured Notes, 1.50%, due 3/1/17	5,108	a
	600	Dominican Republic, Senior Unsecured Notes, 7.50%, due 5/6/21	650
	100	Dominican Republic, Senior Unsecured Notes, 5.88%, due 4/18/24	97
	400	Federative Republic of Brazil, Senior Unsecured Notes, 4.88%, due 1/22/21	424
	1,000	Federative Republic of Brazil, Senior Unsecured Notes, 7.13%, due 1/20/37	1,173
	2,000	Federative Republic of Brazil, Senior Unsecured Notes, 5.63%, due 1/7/41	1,975
	100	Gabonese Republic, Bonds, 8.20%, due 12/12/17	114
EUR	4,550	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 2/1/37	5,398	a
	2,000	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	1,760
	724	Kingdom of Bahrain, Senior Unsecured Notes, 6.13%, due 8/1/23	724	ñØ
	400	Kingdom of Morocco, Senior Unsecured Notes, 4.25%, due 12/11/22	364
	1,000	Kingdom of Morocco, Senior Unsecured Notes, 5.50%, due 12/11/42	850
NZD	9,000	New Zealand Government Bond, Senior Unsecured Notes, 6.00%, due 12/15/17	7,894	a
NZD	2,100	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	1,842	a
	600	Republic of Bulgaria, Senior Unsecured Notes, 8.25%, due 1/15/15	660
	1,250	Republic of Colombia, Senior Unsecured Notes, 6.13%, due 1/18/41	1,369
	700	Republic of Croatia, Senior Unsecured Notes, 6.75%, due 11/5/19	763
	850	Republic of Croatia, Senior Unsecured Notes, 5.50%, due 4/4/23	841
	100	Republic of Ecuador, Notes, 9.38%, due 12/15/15	104
	100	Republic of Ghana, Senior Unsecured Notes, 8.50%, due 10/4/17	109
	1,500	Republic of Hungary, Senior Unsecured Notes, 4.75%, due 2/3/15	1,534
	250	Republic of Hungary, Senior Unsecured Notes, 6.38%, due 3/29/21	261
	650	Republic of Hungary, Senior Unsecured Notes, 5.38%, due 2/21/23	620
	1,250	Republic of Hungary, Senior Unsecured Notes, 7.63%, due 3/29/41	1,312
	600	Republic of Indonesia, Senior Unsecured Notes, 6.88%, due 3/9/17	671
	800	Republic of Indonesia, Senior Unsecured Notes, 6.88%, due 1/17/18	906
	600	Republic of Indonesia, Senior Unsecured Notes, 3.75%, due 4/25/22	552
	2,750	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	2,310
	1,000	Republic of Latvia, Senior Unsecured Notes, 5.25%, due 2/22/17	1,086
	800	Republic of Latvia, Senior Unsecured Notes, 2.75%, due 1/12/20	752
	1,000	Republic of Lithuania, Senior Unsecured Notes, 5.13%, due 9/14/17	1,084
	650	Republic of Lithuania, Senior Unsecured Notes, 7.38%, due 2/11/20	787
	200	Republic of Lithuania, Senior Unsecured Notes, 6.63%, due 2/1/22	235
	700	Republic of Panama, Senior Unsecured Notes, 7.25%, due 3/15/15	764
	900	Republic of Panama, Senior Unsecured Notes, 5.20%, due 1/30/20	997
	200	Republic of Panama, Senior Unsecured Notes, 7.13%, due 1/29/26	248
	200	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	237
	1,550	Republic of Peru, Senior Unsecured Notes, 8.75%, due 11/21/33	2,259
	1,000	Republic of Philippines, Senior Unsecured Notes, 8.38%, due 6/17/19	1,281
	1,200	Republic of Philippines, Senior Unsecured Notes, 4.00%, due 1/15/21	1,249
	500	Republic of Philippines, Senior Unsecured Notes, 6.38%, due 10/23/34	599
	400	Republic of Philippines, Senior Unsecured Notes, 5.00%, due 1/13/37	427
	600	Republic of Poland, Senior Unsecured Notes, 3.88%, due 7/16/15	632
	800	Republic of Poland, Senior Unsecured Notes, 6.38%, due 7/15/19	936
	900	Republic of Poland, Senior Unsecured Notes, 5.13%, due 4/21/21	979
	1,000	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	1,023
	500	Republic of South Africa, Senior Unsecured Notes, 5.50%, due 3/9/20	536
	1,000	Republic of Sri Lanka, Senior Unsecured Notes, 6.25%, due 10/4/20	1,002
	1,000	Republic of Turkey, Senior Unsecured Notes, 7.50%, due 7/14/17	1,147
	200	Republic of Turkey, Senior Unsecured Notes, 7.50%, due 11/7/19	234
	700	Republic of Turkey, Senior Unsecured Notes, 5.63%, due 3/30/21	739
	800	Republic of Turkey, Senior Unsecured Notes, 6.25%, due 9/26/22	872
	250	Republic of Turkey, Senior Unsecured Notes, 7.38%, due 2/5/25	288
	200	Republic of Turkey, Unsecured Notes, 6.00%, due 1/14/41	193
	1,000	Romanian Government International Bond, Senior Unsecured Notes, 6.75%, due 2/7/22	1,128
	450	Russian Federation Bond, Senior Unsecured Notes, 12.75%, due 6/24/28	779
	295	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	345
	3	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	4
	400	Russian Federation Bond, Senior Unsecured Notes, 5.63%, due 4/4/42	413
	1,000	Socialist Republic of Vietnam Bond, Senior Unsecured Notes, 6.75%, due 1/29/20	1,095
	2,000	United Mexican States, Senior Unsecured Medium-Term Notes, Ser. A, 6.75%, due 9/27/34	2,420
			82,976
		Total Government Securities (Cost $118,570)	112,667
NUMBER OF SHARES
Short-Term Investments (4.2%)
	58,287,561	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $58,288)	58,288	ØØ
		Total Investments (128.0%) (Cost $1,772,184)	1,774,379	##

		Liabilities, less cash, receivables and other assets [(28.0%)]	(388,044)	±

		Total Net Assets (100.0%)	$1,386,335

See Notes to Schedule of Investments

July 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”) and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2013:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	$-	$71,818	$-	$71,818
U.S. Government Agency Securities	-	5,627	-	5,627
Mortgage-Backed Securities^	-	106,906	-	106,906
Corporate Debt Securities
Airlines	-	1,064	1,730	2,794
Other Corporate Debt Securities^	-	57,662	-	57,662
Total Corporate Debt Securities	-	58,726	1,730	60,456
Asset–Backed Securities	-	1,127	-	1,127
Short–Term Investments	-	24,319	-	24,319
Total Investments	-	268,523	1,730	270,253
Floating Rate Income
Investments:
Bank Loan Obligations
Air Transport	-	3,934	4,945	8,879
Business Equipment & Services	-	26,106	7,393	33,499
Cable & Satellite Television	-	8,218	2,265	10,483
Chemicals & Plastics	-	18,413	1,894	20,307
Containers & Glass Products	-	12,779	1,116	13,895
Equipment Leasing	-	3,625	5,554	9,179
Financial Intermediaries	-	44,897	3,542	48,439
Insurance	-	4,014	426	4,440
Leisure Goods - Activities - Movies	-	7,835	4,005	11,840
Lodging & Casinos	-	24,651	1,456	26,107
Utilities	-	13,198	3,237	16,435

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Other Bank Loan Obligations^	-	251,404	-	251,404
Total Bank Loan Obligations	-	419,074	35,833	454,907
Corporate Debt Securities^	-	41,026	-	41,026
Short–Term Investments	-	59,106	-	59,106
Total Investments	-	519,206	35,833	555,039
High Income
Investments:
Bank Loan Obligations^	-	180,240	-	180,240
Corporate Debt Securities
Airlines	-	15,072	3,495	18,567
Other Corporate Debt Securities^	-	2,985,193	-	2,985,193
Total Corporate Debt Securities	-	3,000,265	3,495	3,003,760
Short–Term Investments	-	76,143	-	76,143
Total Investments	-	3,256,648	3,495	3,260,143
Municipal Intermediate Bond
Investments:
Municipal Notes^	-	150,226	-	150,226
Total Investments	-	150,226	-	150,226
New York Municipal Income
Investments:
Municipal Notes^	-	69,543	-	69,543
Total Investments	-	69,543	-	69,543
Short Duration
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	2,798	-	2,798
Mortgage–Backed Securities
Commercial Mortgage-Backed	-	9,010	700	9,710
Other Mortgage-Backed Securities^	-	10,330	-	10,330
Total Mortgage-Backed Securities	-	19,340	700	20,040
Corporate Debt Securities^	-	27,356	-	27,356
Asset–Backed Securities	-	8,780	-	8,780
Short–Term Investments	-	1,964	-	1,964
Total Investments	-	60,238	700	60,938
Short Duration High Income
Investments:
Bank Loan Obligations
Leisure Goods – Activities – Movies	-	-	266	266
Other Bank Loan Obligations^	-	8,836	-	8,836
Total Bank Loan Obligations	-	8,836	266	9,102
Corporate Debt Securities^	-	83,304	-	83,304
Convertible Bonds	-	601	-	601
Short–Term Investments	-	2,026	-	2,026
Total Investments	-	94,767	266	95,033
Strategic Income
Investments:
Bank Loan Obligations
Air Transport	-	3,254	1,880	5,134
Business Equipment & Services	-	9,685	924	10,609
Cable & Satellite Television	-	5,634	1.005	6,639
Chemicals & Plastics	-	6,890	886	7,776
Containers & Glass Products	-	7,232	424	7,656
Equipment Leasing	-	1,437	2,233	3,670
Lodging & Casinos	-	11,528	576	12,104
Utilities	-	6,886	1,290	8,176
Other Bank Loan Obligations^	-	125,219	-	125,219
Total Bank Loan Obligations	-	177,765	9,218	186,983
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	145,921	-	145,921
U.S. Government Agency Securities	-	4,630	-	4,630

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Mortgage–Backed Securities
Commercial Mortgage-Backed	-	151,714	977	152,691
Other Mortgage-Backed Securities^	-	415,299	-	415,299
Total Mortgage-Backed Securities	-	567,013	977	567,990
Corporate Debt Securities
Airlines	-	6,830	16,403	23,233
Other Corporate Debt Securities^	-	535,357	-	535,357
Total Corporate Debt Securities	-	542,187	16,403	558,590
Asset–Backed Securities	-	139,310	-	139,310
Government Securities^	-	112,667	-	112,667
Short–Term Investments	-	58,288	-	58,288
Total Investments	-	1,747,781	26,598	1,774,379

^	The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/13
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	655	-	-	(80)	1,155	-	-	-	1,730	(80)
Total	655	-	-	(80)	1,155	-	-	-	1,730	(80)
Floating Rate Income
Bank Loan Obligations
Air Transport	-	-	-	25	4,920	-	-	-	4,945	25
Business Equipment & Services	2,817	4	(1)	114	4,975	(516)	-	-	7,393	127
Cable & Satellite Television	-	-		72	2,193	-	-	-	2,265	72
Chemicals & Plastics	-	-	-	23	1,871	-	-	-	1,894	23
Containers & Glass Products	1,721		-	(8)	1,124	-	-	(1,721)	1,116	(8)
Equipment Leasing	1,640	-	-	1	5,553	-	-	(1,640)	5,554	1
Financial Intermediaries	626	1	18	64	3,462	(629)	-	-	3,542	79
Insurance	-	-	-	8	418	-	-	-	426	8
Leisure Goods - Activities - Movies	-	-	-	45	3,960	-	-	-	4,005	45
Lodging & Casinos	-	-	-	20	1,436	-	-	-	1,456	20
Oil & Gas	294	-	-	-	-	-	-	(294)	-	-
Steel	1,990	-	-	-	-	-	-	(1,990)	-	-
Utilities	1,854	2	19	40	3,202	(1,880)	-	-	3,237	40
Total	10,942	7	36	404	33,114	(3,026)	-	(5,645)	35,832	432

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

High Income
Corporate Debt Securities
Airlines	3,904	(2)	(40)	(100)	319	(586)	-	-	3,495	(100)
Total	3,904	(2)	(40)	(100)	319	(586)	-	-	3,495	(100)
Short Duration
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	-	-	0	700	-	-	-	700	0
Total	-	-	-	0	700	-	-	-	700	0
Short Duration High Income
Bank Loan Obligations
Leisure Goods – Activities – Movies	266	-	-	1	265	-	-	(266)	266	1
Total	266	-	-	1	265	-	-	(266)	266	1
Strategic Income
Bank Loan Obligations
Air Transport	-	-	-	(10)	1,890	-	-	-	1,880	(10)
Business Equipment & Services	1,629	-	1	17	1,304	(398)	-	(1,629)	924	17
Cable & Satellite Television	-	-	9	32	1,415	(451)	-	-	1,005	-
Chemicals & Plastics	-	-	-	11	1,267	(392)	-	-	886	11
Containers & Glass Products	1,028	-	-	(3)	427	-	-	(1,028)	424	(3)
Equipment Leasing	1,014	-	(19)	(17)	3,263	(994)	-	(1,014)	2,233	(17)
Financial Intermediaries	381	-	11	(9)	-	(383)	-	-	-	-
Lodging & Casinos	-	-	-	8	568	-	-	-	576	8
Oil & Gas	100	-	-	-	-	-	-	(100)	-	-
Steel	1,110	-	-	-	-	-	-	(1,110)	-	-
Utilities	1,086	1	11	15	1,850	(587)	-	(1,086)	1,290	15
Mortgage–Backed Securities
Commercial Mortgage-Backed	-	-	-	(123)	1,100	-	-	-	977	(123)
Corporate Debt Securities
Airlines	5,205	-	-	(341)	11,539	-	-	-	16,403	(341)
Total	11,553	1	13	(420)	24,623	(3,205)	-	(5,967)	26,598	(443)

The Funds had no transfers between Levels 1 and 2 during the period ended July 31, 2013. As of July 31, 2013, seven securities in Floating Rate Income, one security in Short Duration High Income and seven securities in Strategic Income transferred from Level 3 to Level 2 as a result of an increase in the number of observable quotations that were readily available to the independent pricing service.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2013:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$1,663	$-	$-	$1,663
Strategic Income
Futures contracts (unrealized appreciation)	$8,396	$-	$-	$8,396

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2013:

(000’s omitted)z	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(170)	$-	$-	$(170)
Short Duration
Futures contracts (unrealized depreciation)	$(0)	$-	$-	$(0)
Strategic Income
Futures contracts (unrealized depreciation)	$(1,218)	$-	$	$(1,218)

z	A zero balance may reflect actual amounts less than $1,000.

##	At July 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$273,721	$3,630	$7,098	$(3,468)
Floating Rate Income	551,043	4,713	717	3,996
High Income	3,164,450	122,666	26,973	95,693
Municipal Intermediate Bond	151,171	2,623	3,568	(945)
New York Municipal Income	69,327	2,223	2,007	216
Short Duration	61,347	186	595	(409)
Short Duration High Income	96,021	217	1,205	(988)
Strategic Income	1,774,014	34,957	34,592	365

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At July 31, 2013, these securities amounted to approximately $13,433,000 or 6.0% of net assets for Core Bond, approximately $23,074,000 or 4.4% of net assets for Floating Rate Income, approximately $802,107,000 or 24.5% of net assets for High Income, approximately $762,000 or 0.5% of net assets for Municipal Intermediate Bond, approximately $7,142,000 or 11.7% of net assets for Short Duration, approximately $18,469,000 or 19.1% of net assets for Short Duration High Income and approximately $138,448,000  or  10.0% of net assets for Strategic Income.

Ñ
These securities have been deemed by the investment manager to be illiquid. At July 31, 2013, these securities amounted to approximately $35,833,000 or 6.9% of net assets for Floating Rate Income, approximately $266,000 or 0.3% of net assets for Short Duration High Income and approximately $9,218,000 or 0.7% of net assets for Strategic Income.

Ø
All or a portion of this security was purchased on a when-issued basis.  At July 31, 2013, these securities amounted to $49,124,000 for Core Bond, $5,677,000 for High Income, $575,000 for Municipal Intermediate Bond and $403,846,000 for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

^^	All or a portion of this security has not settled as of July 31, 2013 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

ØØ
All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2013, and their final maturities.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

a	Principal amount is stated in the currency in which the security is denominated.
AUD = Australian Dollar
CAD = Canadian Dollar
JPY = Japanese Yen
NZD = New Zealand Dollar

d	Interest rate represents discount rate at time of purchase, not coupon rate.

z	A zero balance may reflect actual amounts rounding to less than $1,000.

¢¢	At July 31, 2013, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	September 2013	294 U.S. Treasury Notes, 5 Year	Short	$602,889
Core Bond	September 2013	20 U.S. Treasury Bonds, Ultra Long	Short	235,180
Core Bond	September 2013	149 U.S. Treasury Notes, 10 Year	Short	662,920
Core Bond	September 2013	48 U.S. Treasury Notes, 2 Year	Short	(9,442)
Core Bond	September 2013	25 U.S. Long Bond	Short	162,548
Core Bond	June 2014	15 New Zealand Bank Bill, 90 Day	Long	(13,723)
Core Bond	September 2015	23 Canada Bankers Acceptance, 3 Month	Long	(22,472)
Core Bond	December 2016	38 Euribor Interest Rate, 3 Month	Long	(61,957)
Core Bond	December 2016	48 Eurodollar, 90 Day	Long	(62,615)
Total				$1,493,328

Short Duration	September 2013	5 U.S. Treasury Notes, 2 Year	Short	$(322)

Strategic Income	September 2013	79 Australian Dollar	Short	$317,185
Strategic Income	September 2013	55 Canadian Dollar	Short	25,066
Strategic Income	September 2013	39 Euro Currency	Short	(12,109)
Strategic Income	September 2013	90 New Zealand Dollar	Short	(141,394)
Strategic Income	September 2013	73 U.S. Long Bond	Short	669,825
Strategic Income	September 2013	117 U.S. Treasury Bonds, Ultra Long	Short	1,375,804
Strategic Income	September 2013	193 U.S. Treasury Notes, 2 Year	Short	(67,116)
Strategic Income	September 2013	1,574 U.S. Treasury Notes, 5 Year	Short	1,158,859
Strategic Income	September 2013	1,470 U.S. Treasury Notes, 10 Year	Short	4,849,276
Strategic Income	June 2014	87 New Zealand Bank Bill, 90 Day	Long	(79,595)
Strategic Income	September 2015	394 Canada Bankers Acceptance, 3 Month	Long	(192,901)
Strategic Income	December 2016	221 Euribor Interest Rate, 3 Month	Long	(358,987)
Strategic Income	December 2016	287 Eurodollar, 90 Day	Long	(366,156)
Total				$7,177,757

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At July 31, 2013, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$41,513,240	$(71,332,703)
Short Duration	-	$(1,101,563)
Strategic Income	$305,156,594	$(472,221,736)

At July 31, 2013, the Funds had amounts due to broker in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$(846,376)
Short Duration	$5,156
Strategic Income	$(2,278,332)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 27, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: September 27, 2013